As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 55.4%
CONSUMER DISCRETIONARY: 17.5%
4,000	Amazon.com, Inc. (a)(b)	$864,920
18,500	Big Lots, Inc. (a)(b)	644,355
60,000	China Dredging Group Ltd. (a)(c)(d)(e)
	(Acquired 10/27/10, Aggregate Cost $300,000)	300,000
13,000	Expedia, Inc. (b)	334,750
15,300	TJX Companies, Inc./The	848,691
		2,992,716
HEALTH CARE: 5.2%
10,000	Gilead Sciences, Inc. (a)	388,000
30,000	Mylan Inc. (a)	510,000
		898,000
INDUSTRIALS: 3.4%
6,200	Norfolk Southern Corp.	378,324
2,500	Union Pacific Corp. (b)	204,175
		582,499
INFORMATION TECHNOLOGY: 29.3%
13,600	Agilent Technologies, Inc. (a)	425,000
19,200	Altera Corp.(b)	605,376
25,500	Autodesk, Inc. (a)	708,390
46,150	EMC Corp. (a)(b)	968,688
6,200	Harris Corp. (b)	211,854
25,100	Oracle Corp.	721,374
25,000	Symantec Corp. (a)	407,500
15,550	Texas Instruments Inc. (b)	414,408
17,000	Trimble Navigation Ltd. (a)	570,350
		5,032,940

TOTAL COMMON STOCKS
	(Cost $6,384,132)	9,506,155

SHORT TERM INVESTMENT: 9.0%
MONEY MARKET INVESTMENT: 9.0%
1,537,575	First American Government Obligations Fund, 0.00% (f)	1,537,575

TOTAL SHORT TERM INVESTMENT
	(Cost $1,537,575)	1,537,575

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 25.1%
MONEY MARKET INVESTMENT: 25.1%
4,308,057	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% (f)	4,308,057

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $4,308,057)	4,308,057

TOTAL INVESTMENTS
	(Cost $12,229,764), 89.5%	15,351,787
OTHER ASSETS IN EXCESS OF LIABILITIES, 10.5%		1,799,325
TOTAL NET ASSETS, 100.0%		$17,151,112

(a)	Non Income Producing.
(b)	This security or portion of this security is out on loan at September 30, 2011.
(c)	Foreign Security.
(d)	Private Placement.
(e)	Illiquid restricted security.
(f)	7-Day Yield.

Rochdale Large Growth Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$2,692,716	$-	$300,000	$2,992,716
Health Care	898,000	-	-	898,000
Industrials	582,499	-	-	582,499
Information Technology	5,032,940	-	-	5,032,940
Total Common Stock	9,206,155	-	300,000	9,506,155

Short Term Investment	1,537,575	-	-	1,537,575

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	4,308,057	-	-	4,308,057
Total Investments Purchased With Cash Proceeds From Securities Lending	4,308,057	-	-	4,308,057

Total Investments in Securities	$15,051,787	$-	$300,000	$15,351,787

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2011	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 48.6%
CONSUMER DISCRETIONARY: 8.5%
60,000	China Dredging Group Ltd. (a)(c)(d)(e)
	(Acquired 10/27/10, Aggregate Cost $300,000)	$300,000
23,000	Macy's, Inc. (b)	605,360
10,000	Nordstrom, Inc. (b)	456,800
		1,362,160
ENERGY: 3.3%
20,500	Chesapeake Energy Corp. (b)	523,775
FINANCIALS: 7.5%
4,814	ACE Ltd. (b)(c)	291,728
9,000	Assurant, Inc.	322,200
4,800	M&T Bank Corp. (b)	335,520
5,400	Travelers Companies, Inc./The	263,142
		1,212,590
HEALTH CARE: 9.2%
13,000	Gilead Sciences, Inc. (a)	504,400
32,000	Mylan Inc. (a)	544,000
12,000	St. Jude Medical, Inc.	434,280
		1,482,680
INDUSTRIALS: 7.5%
45,600	CSX Corp.	851,352
5,934	Norfolk Southern Corp.	362,093
		1,213,445
INFORMATION TECHNOLOGY: 12.6%
6,060	Agilent Technologies, Inc. (a)	189,375
10,000	Autodesk, Inc. (a)(b)	277,800
35,500	EMC Corp. (a)(b)	745,145
13,000	Lam Research Corp. (a)	493,740
20,000	Symantec Corp. (a)	326,000
		2,032,060

TOTAL COMMON STOCKS		7,826,710
	(Cost $6,604,141)

SHORT TERM INVESTMENT: 8.4%
MONEY MARKET INVESTMENT: 8.4%
1,350,657	First American Government Obligations Fund, 0.00% (f)	1,350,657

TOTAL SHORT TERM INVESTMENT
	(Cost $1,350,657)	1,350,657

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 24.6%
MONEY MARKET INVESTMENT: 24.6%
3,953,043	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% (f)	3,953,043

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $3,953,043)	3,953,043

TOTAL INVESTMENTS
	(Cost $11,907,841), 81.6%	13,130,410
OTHER ASSETS IN EXCESS OF LIABILITIES: 18.4%		2,954,407
TOTAL NET ASSETS, 100.0%		$16,084,817

(a)	Non Income Producing.
(b)	This security or portion of this security is out on loan at September 30, 2011.
(c)	Foreign Security.
(d)	Private Placement.
(e)	Illiquid restricted security.
(f)	7-Day Yield.

Rochdale Large Value Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$1,062,160	$-	$300,000	$1,362,160
Energy	523,775	-	-	523,775
Financials	1,212,590	-	-	1,212,590
Health Care	1,482,680	-	-	1,482,680
Industrials	1,213,445	-	-	1,213,445
Information Technology	2,032,060	-	-	2,032,060
Total Common Stock	7,526,710	-	300,000	7,826,710

Short Term Investment	1,350,657	-	-	1,350,657

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	3,953,043	-	-	3,953,043
Total Investments Purchased With Cash Proceeds From Securities Lending	3,953,043	-	-	3,953,043

Total Investments in Securities	$12,830,410	$-	$300,000	$13,130,410

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2011	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 83.9%
CONSUMER DISCRETIONARY: 33.3%
60,000	China Dredging Group Ltd. (a)(c)(d)(e)
	(Acquired 10/27/10, Aggregate Cost $300,000)	$300,000
1,100	Dollar Tree, Inc. (a)	82,621
6,800	Expedia, Inc.	175,100
7,500	Hanesbrands, Inc. (a)	187,575
145,101	Kingold Jewelry Inc. (a)	181,376
8,200	LKQ Corp. (a)	198,112
135,000	Universal Travel Group (a)(e)	534,600
		1,659,384
ENERGY: 12.3%
8,300	Brigham Exploration Co. (a)	209,658
15,800	Helix Energy Solutions Group Inc. (a)(b)	206,980
7,600	HollyFrontier Corp.	199,272
		615,910
FINANCIALS: 7.0%
5,800	EZCORP, Inc. - Class A (a)	165,532
3,800	Signature Bank (a)	181,374
		346,906
INDUSTRIALS: 10.9%
5,265	AMETEK, Inc.	173,587
4,000	AptarGroup, Inc.	178,680
4,407	Lear Corp.	189,061
		541,328
INFORMATION TECHNOLOGY: 10.2%
4,800	Avago Technologies Ltd.	157,296
13,900	Genpact Limited (a)(c)	200,021
5,400	Plantronics, Inc. (b)	153,630
		510,947
MATERIALS: 10.2%
4,500	Albemarle Corp.	181,800
2,200	FMC Corp. (b)	152,152
21,000	Gulf Resources Inc. (a)	46,830
29,000	Yongye International, Inc. (a)	130,500
		511,282

TOTAL COMMON STOCKS
	(Cost $4,371,562)	4,185,757

SHORT TERM INVESTMENT: 0.0%
MONEY MARKET INVESTMENT: 0.0%
568	First American Government Obligations Fund, 0.00% (f)	568
TOTAL SHORT TERM INVESTMENT
	(Cost $568)	568

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 7.7%
MONEY MARKET INVESTMENT: 7.7%
383,172	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% (f)	383,172

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $383,172)	383,172

TOTAL INVESTMENTS
	(Cost $4,755,302), 91.6%	4,569,497
OTHER ASSETS IN EXCESS OF LIABILITIES, 8.4%		419,927
TOTAL NET ASSETS, 100.0%		$4,989,424

(a)	Non Income Producing.
(b)	This security or portion of this security is out on loan at September 30, 2011.
(c)	Foreign Security.
(d)	Private Placement.
(e)	Illiquid restricted security.
(f)	7-Day Yield.

Rochdale Mid/Small Growth Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$1,359,384	$-	$300,000	$1,659,384
Energy	615,910	-	-	615,910
Financials	346,906	-	-	346,906
Industrials	541,328	-	-	541,328
Information Technology	510,947	-	-	510,947
Materials	511,282	-	-	511,282
Total Common Stock	3,885,757	-	300,000	4,185,757

Short Term Investment	568	-	-	568

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	383,172	-	-	383,172
Total Investments Purchased With Cash Proceeds From Securities Lending	383,172	-	-	383,172

Total Investments in Securities	$4,269,497	$-	$300,000	$4,569,497

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2011	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 76.7%
CONSUMER DISCRETIONARY: 26.3%
4,100	BorgWarner, Inc. (a)(b)	$248,173
50,000	China Dredging Group Ltd. (a)(c)(d)(e)
	(Acquired 10/27/10, Aggregate Cost $250,000)	250,000
9,000	Hanesbrands, Inc. (a)(b)	225,090
91,100	Kingold Jewelry Inc. (a)	113,875
7,000	MAXIMUS, Inc.	244,300
125,000	Universal Travel Group (a)(e)	495,000
		1,576,438
ENERGY: 10.0%
100,500	Gulf Resources Inc. (a)	224,115
18,000	Helix Energy Solutions Group Inc. (a)(b)	235,800
161,000	Longwei Petroleum Investment Holding Ltd. (a)	141,696
		601,611
INDUSTRIALS: 16.8%
4,100	AptarGroup, Inc.	183,147
7,500	Belden Inc.	193,425
7,000	Chicago Bridge & Iron Company N.V. (c)	200,410
5,005	Lear Corp.	214,715
4,000	Wabtec Corp.	211,480
		1,003,177
INFORMATION TECHNOLOGY: 16.0%
1,000	Check Point Software Technologies Ltd.(a)(c)	52,760
14,100	Genpact Limited (a)(c)	202,899
5,500	MICROS Systems, Inc. (a)	241,505
7,000	Plantronics, Inc. (b)	199,150
10,100	Taleo Corp. - Class A (a)(b)	259,772
		956,086
MATERIALS: 7.6%
1,500	FMC Corp.	103,740
5,850	Rayonier Inc.	215,221
30,000	Yongye International, Inc. (a)	135,000
		453,961

TOTAL COMMON STOCKS		4,591,273
	(Cost $5,440,702)

SHORT TERM INVESTMENT: 18.5%
MONEY MARKET INVESTMENT: 18.5%
1,103,585	First American Government Obligations Fund, 0.00% (f)	1,103,585
TOTAL SHORT TERM INVESTMENT
	(Cost $1,103,585)	1,103,585

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 16.2%
MONEY MARKET INVESTMENT: 16.2%
970,959	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% (f)	970,959

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $970,959)	970,959

TOTAL INVESTMENTS
	(Cost $7,515,246), 111.4%	6,665,817
LIABILITIES IN EXCESS OF OTHER ASSETS, (11.4)%		(681,189)
TOTAL NET ASSETS, 100.0%		$5,984,628

(a)	Non Income Producing.
(b)	This security or portion of this security is out on loan at September 30, 2011.
(c)	U.S. Dollar-denominated foreign security.
(d)	Private Placement.
(e)	Illiquid restricted security.
(f)	7-Day Yield.

Rochdale Mid/Small Value Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$1,326,438	$-	$250,000	$1,576,438
Energy	601,611	-	-	601,611
Industrials	1,003,177	-	-	1,003,177
Information Technology	956,086	-	-	956,086
Materials	453,961	-	-	453,961
Total Common Stock	4,341,273	-	250,000	4,591,273

Short Term Investment	1,103,585	-	-	1,103,585

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	970,959	-	-	970,959
Total Investments Purchased With Cash Proceeds From Securities Lending	970,959	-	-	970,959

Total Investments in Securities	$6,415,817	$-	$250,000	$6,665,817

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$250,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2011	$250,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

Shares				Value
COMMON STOCKS: 90.9%
CONSUMER DISCRETIONARY: 7.8%
12,500	Best Buy Co., Inc.			$291,250
55,000	Chorus Aviation, Inc.(b)			201,546
32,000	Garmin Ltd. (b)			1,016,640
60,000	Mattel, Inc.			1,553,400
28,000	McDonald's Corp.			2,458,960
58,300	Regal Entertainment Group - Class A			684,442
11,851	Stein Mart, Inc.			74,069
				6,280,307
COMSUMER STAPLES: 24.3%
14,250	Altria Group, Inc.			382,043
50,000	B & G Foods, Inc. - Class A			834,000
3,200	Cal-Maine Foods, Inc.			100,576
15,000	Campbell Soup Co.			485,550
18,000	Clorox Co./The			1,193,940
25,000	ConAgra Foods, Inc.			605,500
19,400	General Mills, Inc.			746,318
7,035	H.J. Heinz & Co.			355,127
24,000	Hershey Co./The			1,421,760
10,000	Imperial Tobacco Group PLC(b)			677,332
2,600	J.M. Smucker Co./The			189,514
16,500	Kellogg Co.			877,635
12,000	Kimberly-Clark Corp.			852,120
20,382	Kraft Foods, Inc. - Class A			684,428
8,000	Lancaster Colony Corp.			488,080
12,526	Lorillard, Inc.			1,386,628
30,000	Philip Morris International Inc.			1,871,400
22,569	Procter & Gamble Co./The			1,425,909
10,692	Reynolds American, Inc.			400,736
46,000	Sysco Corp.			1,191,400
20,000	Unilever Plc - ADR (b)			623,800
84,404	Vector Group Ltd.			1,450,065
29,000	Wal-Mart Stores, Inc.			1,505,100
				19,748,961
ENERGY: 10.4%
4,400	Buckeye Partners LP			275,044
9,783	Chevron Corp.			905,123
23,000	Crestwood Midstream Partners LP			591,560
9,000	Dorchester Minerals LP			214,020
15,000	Enbridge Energy Partners LP			412,050
3,700	Energy Transfer Partners LP			151,737
21,692	Enterprise Products Partners LP			870,934
16,938	Exxon Mobil Corp.			1,230,207
5,700	Kinder Morgan Energy Partners LP			389,766
11,250	Nustar Energy LP			588,150
17,000	Occidental Petroleum Corp.			1,215,500
2,400	ONEOK Partners, LP			111,888
24,806	Penn West Energy Trust (b)			366,384
9,800	Plains All American Pipeline LP			577,416
13,928	TransCanada Corp. (b)			563,945
				8,463,724
FINANCIALS: 2.8%
13,200	Arthur J. Gallagher & Co.			347,160
32,000	Cincinnati Financial Corp.			842,560
5,901	Comerica, Inc.			135,546
28,571	FirstMerit Corp.			324,566
5,935	NBT Bancorp, Inc.			110,510
6,067	Travelers Companies, Inc./The			295,645
10,000	U.S. Bancorp			235,400
				2,291,387
HEALTH CARE: 4.5%
10,000	Abbott Laboratories			511,400
50,000	Bristol-Myers Squibb Co.			1,569,000
11,000	Johnson & Johnson			700,810
9,150	Merck & Co., Inc.			299,296
32,000	Pfizer Inc.			565,760
				3,646,266
INDUSTRIALS: 2.9%
3,400	3M Co.			244,086
3,600	Cooper Industries PLC - Class A (b)			166,032
25,000	Deluxe Corp.			465,000
32,997	General Electric Co.			502,874
1,872	Honeywell International, Inc.			82,200
4,074	Landauer, Inc.			201,826
32,000	Olin Corp.			576,320
9,170	Weyerhaeuser Co.			142,593
				2,380,931
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 10.5%
32,800	AT&T, Inc.			935,456
27,000	Cellcom Israel Ltd. (b)			564,030
10,000	CenturyTel, Inc.			331,200
58,400	Consolidated Communications Holdings, Inc.			1,054,120
49,300	Deutsche Telekom AG - ADR (b)			584,136
88,368	Frontier Communications Corp.			539,929
35,000	Intel Corp.			746,550
65,000	Microsoft Corp.			1,617,850
25,367	Verizon Communications, Inc.			933,506
104,228	Windstream Corp.			1,215,298
				8,522,075
MATERIALS: 1.1%
36,000	Acadian Timber Corp.(b)			340,109
7,000	E.I. du Pont de Nemours & Co.			279,790
12,000	Southern Copper Corp.			299,880
				919,779
REITS: 10.7%
17,229	Apartment Investment & Management Co. - Class A			381,105
8,914	Camden Property Trust			492,587
57,828	CommonWealth REIT			1,096,997
8,200	Entertainment Properties Trust			319,636
29,046	Health Care Property Investors, Inc.			1,018,353
11,612	Health Care REIT, Inc.			543,442
17,000	Healthcare Realty Trust, Inc.			286,450
15,385	Liberty Property Trust			447,857
8,000	National Health Investors, Inc.			337,040
16,500	National Retail Properties Inc.			443,355
16,973	Pennsylvania Real Estate Investment Trust			131,201
13,000	Senior Housing Properties Trust			280,020
10,036	Sovran Self Storage, Inc.			373,038
24,984	Tanger Factory Outlet Centers, Inc.			649,834
30,582	Ventas, Inc.			1,510,751
13,115	Washington Real Estate Investment Trust			369,581
				8,681,247
SHIPPING & TRANSPORTATION: 1.4%
42,370	Fly Leasing Ltd. - ADR (b)			480,900
12,000	Knightsbridge Tankers Ltd. (b)			198,600
31,000	Nordic American Tanker Shipping Limited (b)			437,100
				1,116,600
UTILITIES: 14.5%
8,200	Amerigas Partners LP			360,718
15,000	Atmos Energy Corp.			486,750
20,000	Brookfield Infrastructure Partners LP (b)			486,800
4,536	Cleco Corp.			154,859
30,000	DPL Inc.			904,200
9,506	Duke Energy Corp.			190,025
12,452	EQT Corp.			664,439
7,300	Ferrellgas Partners LP			144,905
10,000	FirstEnergy Corp.			449,100
24,010	Hawaiian Electric Industries, Inc.			582,963
5,500	ITC Holdings Corp.			425,865
11,986	National Fuel Gas Co.			583,478
20,000	National Grid PLC - ADR (b)			992,000
20,000	NiSource Inc.			427,600
11,000	Northeast Utilities			370,150
8,396	Northwest Natural Gas Co.			370,263
16,000	NSTAR			716,960
4,000	OGE Energy Corp.			191,160
4,185	Pinnacle West Capital Corp.			179,704
12,000	Portland General Electric Co.			284,280
20,000	PPL Corporation			570,800
15,629	Progress Energy, Inc.			808,332
4,753	Spectra Energy Corp.			116,591
11,200	Suburban Propane Partners LP			519,792
11,000	UIL Holdings Corp.			362,230
19,318	United Utilities Group Plc - ADR (b)			375,569
				11,719,533
TOTAL COMMON STOCKS
	(Cost $67,040,070)			73,770,810

PREFERRED STOCK: 1.3%
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 0.3%
10,000	Qwest Corp.			250,900
REITS: 1.0%
10,000	CommonWealth REIT			244,400
10,000	First Potomac Realty Trust			242,000
1,760	Public Storage Series N			45,214
10,000	Public Storage Series Q			258,100
				789,714

TOTAL PREFERRED STOCK
	(Cost $1,044,000)			1,040,614

ASSET BACKED SECURITY: 2.2%		Coupon Rate	Maturity Date
1,804,049	BT SPE, LLC	9.25%	06/06/16	1,804,049
TOTAL ASSET BACKED SECURITY
	(Cost $1,804,049)			1,804,049

SHORT TERM INVESTMENT: 5.2%
MONEY MARKET INVESTMENT: 5.2%
4,234,696	First American Government Obligations Fund, 0.00% (c)			4,234,696
TOTAL SHORT TERM INVESTMENT
	(Cost $4,234,696)			4,234,696

TOTAL INVESTMENTS
	(Cost $74,122,815), 99.6%			80,850,169
OTHER ASSETS IN EXCESS OF LIABILITIES, 0.4%				327,581
TOTAL NET ASSETS, 100.0%				$81,177,750

(a) Non Income Producing.
(b) Foreign Security.
(c) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Dividend & Income Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$6,280,307	$-	$-	$6,280,307
Consumer Staples	19,748,961	-	-	19,748,961
Energy	8,463,724	-	-	8,463,724
Financials	2,291,387	-	-	2,291,387
Health Care	3,646,266	-	-	3,646,266
Industrials	2,380,931	-	-	2,380,931
Information Technology & Telecommunication Services	8,522,075	-	-	8,522,075
Materials	919,779	-	-	919,779
REITs	8,681,247	-	-	8,681,247
Shipping & Transportation	1,116,600	-	-	1,116,600
Utilities	11,719,533	-	-	11,719,533
Total Common Stock	73,770,810	-	-	73,770,810

Preferred Stock
Information Technology & Telecommunication Services	250,900	-	-	250,900
REITs	789,714	-	-	789,714
Total Preferred Stock	1,040,614	-	-	1,040,614

Asset Backed Security	-	1,804,049	-	1,804,049

Short Term Investment	4,234,696	-	-	4,234,696

Total Investments in Securities	$79,046,120	$1,804,049	$-	$80,850,169

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date	Value
CORPORATE BONDS: 86.0%
CONSUMER DISCRETIONARY: 4.0%
$700,000	American Axle & Manufacturing, Inc. (b)	7.875%		03/01/2017	$658,000
240,000	Autozone Inc.	6.950%		06/15/2016	281,692
250,000	Best Buy Co., Inc.	6.750%		07/15/2013	268,242
214,000	Cox Communications Inc.	6.850%		01/15/2018	257,041
231,000	Cox Communications Inc.	7.250%		11/15/2015	269,689
250,000	Hasbro Inc.	6.125%		05/15/2014	273,972
10,000	Macy's Retail Holdings, Inc.	7.450%		10/15/2016	11,632
250,000	Royal Caribbean Cruises (c)	6.875%		12/01/2013	251,875
150,000	Stanley Works	6.150%		10/01/2013	163,141
500,000	Toys 'R' Us, Inc.	7.375%		10/15/2018	425,000
11,000	Toys 'R' Us Property Company II, LLC	8.500%		12/01/2017	10,725
500,000	Tupperware Brands Corp.	4.750%		06/01/2021	500,816
100,000	WPP Finance (UK) Corp.(c)	5.875%		06/15/2014	108,090
					3,479,915
CONSUMER STAPLES: 7.2%
263,000	B & G Foods, Inc.(b)	7.625%		01/15/2018	271,547
500,000	Bunge Limited Finance Corp.	5.100%		07/15/2015	519,645
257,000	Bunge Limited Finance Corp.	5.875%		05/15/2013	269,797
40,000	Bunge Limited Finance Corp.	8.500%		06/15/2019	49,838
55,000	Bunge NA Finance LP	5.900%		04/01/2017	60,081
250,000	Campbell Soup Co.	8.875%		05/01/2021	362,870
130,000	Coca-Cola Refreshments USA Inc.	8.500%		02/01/2012	133,274
400,000	Heinz (H.J.) Finance Co.	6.000%		03/15/2012	408,762
1,114,000	Kraft Foods, Inc.	5.625%		11/01/2011	1,117,537
500,000	Lorillard Tobacco Co. (b)	8.125%		06/23/2019	585,753
250,000	PepsiAmericas Inc.	4.875%		01/15/2015	279,028
100,000	Reynolds American, Inc. (b)	6.750%		06/15/2017	115,258
252,000	Reynolds American, Inc.	7.250%		06/01/2013	274,928
290,000	Reynolds American, Inc.	7.625%		06/01/2016	347,188
99,000	RJ Reynolds Tobacco Holdings (b)	7.250%		06/01/2012	102,910
570,000	Western Union Co./ The	5.400%		11/17/2011	573,180
750,000	WM Wrigley Jr Co.	4.650%		07/15/2015	801,105
					6,272,701
ENERGY: 10.3%
1,000,000	Amerigas Partners LP (b)	6.500%		05/20/2021	965,000
84,000	Boardwalk Pipelines LLC	5.200%		06/01/2018	88,192
221,000	Boardwalk Pipelines LLC	5.500%		02/01/2017	241,183
146,000	Boardwalk Pipelines LLC	5.875%		11/15/2016	163,558
400,000	Buckeye Partners	4.625%		07/15/2013	420,229
155,000	Buckeye Partners	6.050%		01/15/2018	176,831
50,000	Burlington Resources Finance Co.(c)	6.500%		12/01/2011	50,432
60,000	Copano Energy LLC/Copano Energy Financial Co.	7.750%		06/01/2018	61,350
120,000	DCP Midstream Operating, LP	3.250%		10/01/2015	120,455
20,000	Enbridge Energy Partners	5.350%		12/15/2014	21,951
191,000	Enbridge Energy Partners (b)	5.875%		12/15/2016	218,228
426,000	Energy Transfer Partners	6.125%		02/15/2017	463,739
300,000	Energy Transfer Partners	9.000%		04/15/2019	361,375
284,000	Kinder Morgan Energy Partners, LP (b)	5.625%		02/15/2015	314,677
135,000	Kinder Morgan Inc.	6.500%		09/01/2012	139,050
250,000	Massey Energy Co. Convertible	3.250%		08/01/2015	221,563
250,000	Nustar Logistics LP	7.650%		04/15/2018	298,197
300,000	Nustar Pipeline Opertations (b)	5.875%		06/01/2013	318,921
396,000	Panhandle Eastern Pipeline	7.000%		06/15/2018	470,819
250,000	Petrobras International Finance Co.(c)	5.750%		01/20/2020	259,500
205,000	Plains All American Pipeline	5.875%		08/15/2016	231,944
75,000	Regency Energy Partners	6.875%		12/01/2018	77,250
991,000	Sabine Pass LNG, LP (b)	7.250%		11/30/2013	958,792
100,000	Sabine Pass LNG, LP	7.500%		11/30/2016	92,500
240,000	Spectra Energy Capital, LLC	5.500%		03/01/2014	258,663
655,000	Spectra Energy Capital, LLC	6.750%		07/15/2018	743,159
480,000	Targa Resources Partners	8.250%		07/01/2016	499,200
265,000	Transocean Inc.(c)	6.000%		03/15/2018	282,168
454,000	Transocean Inc.(c)	7.375%		04/15/2018	519,444
					9,038,370
FINANCIALS: 22.4%
193,000	Allstate Corp./The (b)	6.125%		02/15/2012	196,369
100,000	American Express Bank	6.000%		09/13/2017	112,454
250,000	American Express Credit Co.	7.300%		08/20/2013	273,654
250,000	Axis Specialty Finance (c)	5.875%		06/01/2020	256,401
25,000	Bank of America Corp.	5.000%		05/15/2018	22,413
1,202,000	Bank of America Corp. (b)	5.375%	(a)	06/30/2025	1,087,447
542,000	Bank of America Corp.	5.420%		03/15/2017	470,870
25,000	Bank of America Corp.	5.500%		02/15/2015	24,073
600,000	Bank of America Corp.	5.600%		02/15/2016	563,863
7,000	Bank of America Corp.	5.750%		08/15/2014	6,726
250,000	Bank of America Corp.	10.200%		07/15/2015	276,558
468,000	Bear Stearns Co. LLC	5.550%		01/22/2017	489,820
40,000	Citicorp	7.250%		10/15/2011	40,063
1,057,000	CNA Financial Corp.	6.950%		01/15/2018	1,143,838
313,000	Countrywide Financial Corp.	6.000%		08/26/2020	261,356
857,000	Credit Suisse (USA), Inc.	6.125%		11/15/2011	861,107
1,200,000	Dresdner Bank - New York (c)	7.250%		09/15/2015	1,122,140
115,000	General Electric Capital Corp.	4.375%		11/21/2011	115,495
335,000	General Electric Capital Corp.(b)	5.000%		11/15/2011	336,720
675,000	General Electric Capital Corp.	5.250%		01/15/2016	669,803
169,000	General Electric Capital Corp.	5.250%		02/15/2016	166,457
189,000	General Electric Capital Corp.	5.375%		02/15/2016	186,149
289,000	General Electric Capital Corp.	5.450%		01/15/2016	288,965
20,000	General Electric Capital Corp.	5.500%		11/15/2011	20,108
10,000	General Electric Capital Corp.	5.500%	(a)	09/30/2016	10,013
38,000	General Electric Capital Corp.	5.500%	(a)	10/28/2016	38,045
300,000	General Electric Capital Corp.	5.625%		09/15/2017	329,081
283,000	General Electric Capital Corp.	5.625%		12/15/2017	274,581
22,000	General Electric Capital Corp.	6.000%		05/15/2015	22,032
275,000	General Electric Capital Corp.	6.000%	(a)	11/28/2017	270,374
250,000	Goldman Sachs Group, Inc.	5.350%		01/15/2016	258,678
1,000,000	Goldman Sachs Group, Inc.	5.625%		01/15/2017	970,067
300,000	Goldman Sachs Group, Inc. (b)	6.250%		09/01/2017	312,453
373,000	Goldman Sachs Group, Inc.	6.600%		01/15/2012	378,360
25,000	HSBC Finance Corp.	6.375%		10/15/2011	25,036
250,000	International Lease Finance Corp.	6.100%		04/15/2014	240,641
15,000	International Lease Finance Corp.	6.375%		03/25/2013	14,588
600,000	Janus Capital Group Inc.(b)	6.700%		06/15/2017	621,457
350,000	Jefferies Group Inc.	5.875%		06/08/2014	367,213
150,000	JP Morgan Chase & Co.	5.300%		05/15/2018	150,303
20,000	Key Bank N.A.	5.700%		08/15/2012	20,729
400,000	Lehman Brothers Holdings, Inc.(d)	7.000%		09/28/2037	94,500
800,000	Lloyds TSB Bank PLC (b)(c)	4.875%		01/21/2016	788,598
950,000	Merrill Lynch & Co. Inc. (b)	5.700%		05/02/2017	847,370
500,000	MF Global Ltd. (b)	6.250%		08/08/2016	472,245
250,000	Morgan Stanley	4.750%		04/01/2014	237,580
184,000	Morgan Stanley (b)	5.000%	(a)	07/09/2025	183,471
210,000	Morgan Stanley (b)	5.375%		10/15/2015	208,328
1,220,000	Morgan Stanley	5.375%	(a)	05/26/2025	1,197,818
500,000	Morgan Stanley	6.000%		04/28/2015	497,638
190,000	NASDAQ OMX Group, Inc./The	5.550%		01/15/2020	190,257
40,000	Progressive Corp.	7.000%		10/01/2013	43,795
250,000	Salomon Smith Barney Holdings, Inc.	7.300%		08/01/2013	259,439
355,000	Silicon Valley Bank	6.050%		06/01/2017	384,983
350,000	U.S. Central Federal Credit Union	1.250%		10/19/2011	350,152
100,000	Wells Fargo Bank NA (b)	5.750%		05/16/2016	107,791
315,000	Wilmington Trust Corp.	8.500%		04/02/2018	379,797
					19,540,262
HEALTH CARE: 0.3%
250,000	Boston Scientific Corp.	4.500%		01/15/2015	261,231

INDUSTRIALS: 4.3%
250,000	Caterpillar Inc.	7.000%		12/15/2013	282,742
388,000	CNH America LLC	7.250%		01/15/2016	401,580
465,000	Embraer Overseas Ltd. (b)(c)	6.375%		01/24/2017	499,875
59,000	Emerson Electric Co.	5.750%		11/01/2011	59,216
250,000	Ingersoll - Rand Global Holding Co. (b)(c)	9.500%		04/15/2014	295,187
500,000	Joy Global Inc.	6.000%		11/15/2016	561,797
250,000	Lennox International Inc.	4.900%		05/15/2017	273,802
148,000	Manitowoc Co. Inc./The (b)	9.500%		02/15/2018	144,670
620,000	Owens Corning Inc.	6.500%		12/01/2016	668,817
50,000	Ryder System Inc.	3.600%		03/01/2016	52,178
250,000	Worthington Industries	6.500%		04/15/2020	271,114
200,000	Xylem Inc.	3.550%		09/20/2016	203,386
					3,714,364
INFORMATION TECHNOLOGY: 4.5%
256,000	Advanced Micro Devices, Inc.	6.000%		05/01/2015	250,240
875,000	Advanced Micro Devices, Inc.	8.125%		12/15/2017	875,000
105,000	Applied Materials Inc.	7.125%		10/15/2017	129,580
400,000	Arrow Electronics Inc.	6.875%		06/01/2018	444,180
128,000	Avnet Inc.	6.625%		09/15/2016	142,341
225,000	Cardtronics, Inc.	8.250%		09/01/2018	234,000
129,000	Corning Inc.	6.200%		03/15/2016	147,097
35,000	Corning Inc.	8.875%		03/15/2016	43,332
200,000	KLA-Tencor Corp.	6.900%		05/01/2018	228,530
258,000	Linear Technology Corp.	3.000%		05/01/2027	263,160
330,000	National Semiconductor Corp.	6.600%		06/15/2017	393,688
800,000	Nokia OYJ (c)	5.375%		05/15/2019	780,318
					3,931,466
MATERIALS: 7.9%
200,000	Alcoa Inc.	5.720%		02/23/2019	200,726
300,000	AngloGold Ashanti Holdings Plc (c)	5.375%		04/15/2020	293,916
250,000	Arcelormittal (c)	5.375%		06/01/2013	255,102
600,000	Arcelormittal (b)(c)	6.125%		06/01/2018	579,222
268,000	Arcelormittal (c)	9.000%		02/15/2015	294,691
300,000	Cabot Corp.	5.000%		10/01/2016	328,859
500,000	International Paper Co. (b)	5.500%		01/15/2014	519,879
100,000	Rio Tinto Finance USA Ltd.(c)	8.950%		05/01/2014	118,258
380,000	Southern Copper Corp.	6.375%		07/27/2015	407,169
100,000	Vale Inco Ltd.(c)	5.700%		10/15/2015	110,575
250,000	Vale Overseas Ltd. (c)	5.625%		09/15/2019	261,750
1,243,000	Vulcan Materials (b)	6.400%		11/30/2017	1,162,205
985,000	Xstrata Canada Corp. (c)	5.500%		06/15/2017	1,077,980
1,192,000	Xstrata Canada Corp. (c)	6.000%		10/15/2015	1,312,536
					6,922,868
REITS: 6.9%
500,000	BioMed Realty, LP	3.850%		04/15/2016	490,061
250,000	HCP, Inc.	5.650%		12/15/2013	262,574
215,000	HCP, Inc.	6.000%		03/01/2015	228,709
350,000	HCP, Inc.(b)	6.000%		01/30/2017	368,511
428,000	HCP, Inc.	6.300%		09/15/2016	457,926
268,000	Health Care REIT, Inc.	5.875%		05/15/2015	280,614
695,000	Healthcare Realty Trust, Inc.	5.125%		04/01/2014	718,039
20,000	Healthcare Realty Trust, Inc.	6.500%		01/17/2017	21,590
20,000	HRPT Properties Trust	6.250%		08/15/2016	21,468
46,000	HRPT Properties Trust (b)	6.400%		02/15/2015	49,320
113,000	HRPT Properties Trust	6.500%		01/15/2013	114,834
300,000	HRPT Properties Trust	6.650%		01/15/2018	333,096
146,000	Liberty Property LP	7.500%		01/15/2018	170,362
300,000	National Retail Properties Inc.	6.875%		10/15/2017	334,934
250,000	Nationwide Health Properties, Inc. (b)	6.250%		02/01/2013	263,101
129,000	Realty Income Corp.	5.950%		09/15/2016	142,321
500,000	Senior Housing Properties Trust	4.300%		01/15/2016	499,044
408,000	Simon Property Group LP	5.750%		12/01/2015	450,202
600,000	Simon Property Group LP	6.100%		05/01/2016	680,327
115,000	Tanger Properties LP	6.150%		11/15/2015	128,258
50,000	Ventas Realty LP	6.500%		06/01/2016	51,458
					6,066,749
SHIPPING & TRANSPORTATION: 2.3%
345,000	American Airlines (b)	7.858%		10/01/2011	344,828
115,000	CSX Corp.	7.900%		05/01/2017	143,794
766,933	FedEx Corp.	7.020%		01/15/2016	835,957
170,000	GATX Corp.	6.000%		02/15/2018	188,638
49,000	Ship Finance International Ltd.(c)	8.500%		12/15/2013	47,285
400,000	Union Pacific Corp.	4.875%		01/15/2015	439,533
					2,000,035
TELECOMMUNICATION SERVICES: 6.2%
186,000	America Movil, SAB de CV (c)	5.750%		01/15/2015	204,600
250,000	AT&T Mobility LLC	6.500%		12/15/2011	252,806
500,000	BellSouth Corp.	6.000%		10/15/2011	500,673
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	7.625%		05/15/2016	537,500
100,000	Qwest Corp.	6.500%		06/01/2017	103,250
252,000	Qwest Corp.	8.375%		05/01/2016	276,570
222,000	Telecom Italia Capital (c)	4.950%		09/30/2014	213,849
196,000	Telecom Italia Capital (c)	5.250%		11/15/2013	191,585
700,000	Telecom Italia Capital (c)	5.250%		10/01/2015	667,368
600,000	Telecom Italia Capital (c)	6.999%		06/04/2018	601,215
500,000	Telefonica Emisiones S.A.U. (b)(c)	3.992%		02/16/2016	475,763
335,000	Telefonica Emisiones S.A.U. (c)	4.949%		01/15/2015	330,509
286,000	Telefonica Emisiones S.A.U. (c)	6.221%		07/03/2017	289,028
95,000	Telefonica Emisiones S.A.U. (c)	6.421%		06/20/2016	97,398
250,000	Verizon New England Inc.	4.750%		10/01/2013	264,577
404,000	Verizon New Jersey Inc.	5.875%		01/17/2012	409,865
					5,416,556
UTILITIES: 9.7%
310,000	American Water Capital Corp.	6.085%		10/15/2017	363,343
44,000	Arizona Public Service Co.	6.250%		08/01/2016	50,805
250,000	Arizona Public Service Co.	6.375%		10/15/2011	250,376
250,000	Arizona Public Service Co.	6.500%		03/01/2012	255,118
10,000	Cleveland Electric Illuminating Co./The	5.700%		04/01/2017	10,986
10,000	Cleveland Electric Illuminating Co./The	7.880%		11/01/2017	12,565
250,000	Commonwealth Edison	4.700%		04/15/2015	275,141
45,000	Commonwealth Edison	5.400%		12/15/2011	45,400
45,000	Consumers Energy Co.	6.875%		03/01/2018	53,001
263,000	Enersis SA (c)	7.375%		01/15/2014	286,591
45,000	Enersis SA/Cayman Island (c)	7.400%		12/01/2016	52,751
39,000	Entergy Mississippi, Inc.	4.950%		06/01/2018	39,011
540,000	Entergy Mississippi, Inc.	6.640%		07/01/2019	652,905
250,000	Entergy New Orleans Inc.	5.250%		08/01/2013	266,299
190,000	Entergy Texas, Inc.	7.125%		02/01/2019	230,334
265,000	Jersey Central Power & Light	5.625%		05/01/2016	302,435
500,000	National Fuel Gas Co.	6.700%		11/21/2011	503,356
270,000	National Grid Plc (c)	6.300%		08/01/2016	310,392
300,000	National Rural Utilities	6.550%		11/01/2018	368,950
250,000	National Rural Utilities Cooperative	5.450%		04/10/2017	288,490
266,000	Nisource Finance Corp.	5.400%		07/15/2014	288,063
163,000	Nisource Finance Corp.	7.860%		03/27/2017	194,042
440,000	Northern Indiana Public Services	7.590%		06/12/2017	528,361
236,000	Ohio Edison	5.450%		05/01/2015	260,088
217,000	Ohio Edison	6.400%		07/15/2016	250,144
500,000	Pacificorp	5.450%		09/15/2013	538,164
15,000	Pennsylvania Electric Co.	6.625%		04/01/2019	17,871
40,000	Pepco Holdings, Inc.	6.125%		06/01/2017	44,373
105,000	PPL Energy Supply, LLC	6.200%		05/15/2016	115,805
62,000	PPL Energy Supply, LLC	6.500%		05/01/2018	72,525
500,000	Puget Energy, Inc.	6.000%		09/01/2021	495,925
57,000	Puget Sound Energy, Inc.	6.740%		06/15/2018	69,090
581,000	Southwestern Electric Power	5.875%		03/01/2018	669,333
250,000	Southwestern Public Service	8.750%		12/01/2018	340,431
10,000	Xcel Energy Inc.	5.613%		04/01/2017	11,287
					8,513,751
TOTAL CORPORATE BONDS
	(Cost $74,506,210)				75,158,268
ASSET BACKED SECURITY: 4.1%
3,608,098	BT SPE, LLC	9.250%		06/06/2016	3,608,098
TOTAL ASSET BACKED SECURITY
	(Cost $3,608,098)				3,608,098

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.3%
Federal Farm Credit Bank - 0.0%
25,000		4.190%		02/24/2020	25,344
Federal Home Loan Bank - 1.6%
200,000		4.050%		11/18/2013	200,932
60,000		4.125%		01/20/2021	60,471
800,000		4.200%		01/28/2020	833,074
50,000		4.375%		04/16/2020	50,778
225,000		5.500%		08/20/2018	243,964
					1,389,219
Federal Home Loan Mortgage Corporation - 0.8%
10,000		4.000%		11/15/2019	10,042
85,000		4.000%	(a)	04/15/2025	85,094
81,355		5.500%		05/01/2037	88,301
500,000		5.550%		10/04/2016	500,075
					683,512
Federal Home Loan Mortgage Corporation Mortgage Backed Securities - 0.6%
120,004	Series 2668, Class OE	5.000%		10/15/2028	120,830
161,140	Series 3165, Class NC	5.500%		01/15/2032	161,885
26,434	Series R006, Class AK	5.750%		12/15/2018	27,026
262,918	Series 3165, Class GC	6.000%		05/15/2032	266,276
					576,017
Federal National Mortgage Association - 0.1%
20,000		4.000%	(a)	07/14/2025	20,016
38,000		4.000%	(a)	04/06/2026	38,013
10,000		4.000%	(a)	04/27/2026	10,021
					68,050
Federal National Mortgage Association Mortgage Backed Securities - 0.2%
155,210	Series 2006-63, Class QD	5.500%		02/25/2030	156,409

TOTAL U.S. GOVERNMENT AGENT OBLIGATIONS
	(Cost $2,831,581)				2,898,551
Shares
PREFERRED STOCKS: 3.6%
Closed-End: 0.7%
10	Advent Claymore Convertable Security	1.441%	(a)		250,000
7	Eaton Vance Limited Duration Income Fund Series D	0.150%	(a)		175,000
7	Eaton Vance Limited Duration Income Fund Series E	0.182%	(a)		175,000
					600,000
FINANCIALS: 1.2%
30,000	HSBC Holdings PLC (c)	8.000%			762,900
10,000	JPM Chase Capital XXVIII	7.200%	(a)		254,800
					1,017,700
REITS: 0.3%
10,000	First Potomac Realty Trust	7.750%			242,000
TELECOMMUNICATION SERVICES: 1.4%
40,000	Qwest Corp.	7.375%			999,400
10,000	United States Cellular Corp.	6.950%			255,800
					1,255,200
TOTAL PREFERRED STOCKS
	(Cost $3,100,000)				3,114,900
SHORT TERM INVESTMENT: 3.3%
MONEY MARKET INVESTMENT: 3.3%
2,869,643	First American Government Obligations Fund, 0.00% (e)				2,869,643
TOTAL SHORT TERM INVESTMENT
	(Cost $2,869,643)				2,869,643

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 9.5%
MONEY MARKET INVESTMENT: 9.5%
8,349,270	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% (e)				8,349,270

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $8,349,270)				8,349,270
TOTAL INVESTMENTS
	(Cost $95,264,802), 109.8%				95,998,730
LIABILITIES IN EXCESS OF OTHER ASSETS, (9.8)%					(8,584,729)
TOTAL NET ASSETS, 100.0%					$87,414,001

(a)	Variable Rate.
(b)	This security or portion of this security is out on loan at September 30, 2011.
(c)	U.S. Dollar-denominated foreign security.
(d)	Defaulted security.
(e)	7-Day Yield.

Rochdale Intermediate Fixed Income Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total

Preferred Stocks
Closed End Funds	$-	$-	$600,000	$600,000
Financials	1,017,700	-	-	1,017,700
REITs	242,000	-	-	242,000
Telecommunication Services	1,255,200	-	-	1,255,200
Total Preferred Stocks	2,514,900	-	600,000	3,114,900

Fixed Income
Corporate Bonds	-	75,158,268	-	75,158,268
U.S. Government Agency Obligations	-	2,898,551	-	2,898,551
Asset Backed Security	-	3,608,098	-	3,608,098
Total Fixed Income	-	81,664,917	-	81,664,917

Short Term Investment	2,869,643	-	-	2,869,643

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	8,349,270	-	-	8,349,270
Total Investments Purchased With Cash Proceeds From Securities Lending	8,349,270	-	-	8,349,270

Total Investments in Securities	$13,733,813	$81,664,917	$600,000	$95,998,730

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$1,150,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	(550,000)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2011	$600,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Fixed Income Opportunities Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date	Value
CORPORATE BONDS: 41.2%
AEROSPACE/DEFENSE: 0.4%
$250,000	Alliant Techsystems Inc.	6.750%	04/01/2016	$250,625
325,000	Altegrity Inc. (Acquired 07/13/2009 and 07/22/2009, Cost $131,261 and $155,738, respectively) (c)(e)(g)	10.500%	11/01/2015	302,250
325,000	Altegrity Inc. (Acquired 09/29/2010 and 02/08/2011, Cost $122,862 and $214,951, respectively) (c)(e)(f)(g)	11.750%	05/01/2016	299,000
100,000	Mantech International Corp.	7.250%	04/15/2018	99,000
775,000	Transdigm Inc., Callable 12/15/2014	7.750%	12/15/2018	788,563
				1,739,438
AUTOMOTIVE: 2.4%
275,000	Affinia Group Inc., Callable 11/30/2011	9.000%	11/30/2014	265,375
270,000	Affinia Group Inc. (Acquired 08/06/2009 - 12/07/2009, Aggregate Cost $287,039) (c)(e)(g)	10.750%	08/15/2016	275,400
375,000	Allison Transmission, Inc. (Acqured 04/27/2011 and 06/16/2011, Cost $75,000 and $290,536, respectively), Callable 05/15/2015 (c)(e)(g)	7.125%	05/15/2019	339,375
225,000	American Axle & Manufacturing Holdings, Inc. (Acquired 12/10/2009 and 07/20/2010, Cost $24,679 and $210,232, respectively) (c)(e)(g)	9.250%	01/15/2017	234,000
450,000	ArvinMeritor Inc.	10.625%	03/15/2018	433,125
325,000	Chrysler Group LLC/CG Co-Issuer Inc. (Acquired 05/19/2011, Cost $325,000), Callable 06/15/2015 (c)(e)(g)	8.000%	06/15/2019	253,500
625,000	Chrysler Group LLC/CG Co-Issuer Inc. (Acquired 05/19/2011, Cost $625,000), Callable 06/15/2016 (c)(e)(g)	8.250%	06/15/2021	481,250
350,000	Cooper-Standard Automotive, Callable 05/01/2014	8.500%	05/01/2018	357,000
50,000	Dana Holding Corp., Callable 02/15/2015	6.500%	02/15/2019	47,500
50,000	Dana Holding Corp., Callable 02/15/2016	6.750%	02/15/2021	47,500
825,000	Exide Technologies, Callable 02/01/2015	8.625%	02/01/2018	767,249
175,000	Ford Motor Credit Co. LLC	6.625%	08/15/2017	182,229
450,000	Ford Motor Credit Co. LLC	7.500%	08/01/2012	458,945
800,000	Ford Motor Credit Co. LLC	8.000%	06/01/2014	848,162
475,000	Ford Motor Credit Co. LLC	8.000%	12/15/2016	518,325
75,000	Ford Motor Credit Co. LLC	8.125%	01/15/2020	85,084
675,000	International Automotive Components Group SL (Acquired 05/26/2011 and 07/25/2011, Cost $575,000 and $103,196, respectively), Callable 06/01/2015 (b)(c)(e)(g)	9.125%	06/01/2018	631,125
50,000	Jaguar Land Rover PLC (Acquired 05/12/2011, Cost $50,000), Callable 05/15/2014 (b)(c)(e)(g)	7.750%	05/15/2018	44,500
300,000	Jaguar Land Rover PLC (Acquired 05/12/11 - 09/15/2011, Aggregate Cost $284,914), Callable 05/15/2016 (b)(c)(e)(g)	8.125%	05/15/2021	264,000
350,000	Lear Corp.	7.875%	03/15/2018	360,500
50,000	Lear Corp.	8.125%	03/15/2020	52,500
325,000	Navistar International Corp.	8.250%	11/01/2021	333,531
450,000	Pinafore, LLC (Acquired 09/21/2010 - 09/14/2011, Aggregate Cost $470,411) (c)(e)(g)	9.000%	10/01/2018	461,250
525,000	Pittsburgh Glass Works, LLC (Acquired 04/08/2011 - 08/22/2011, Aggregate Cost $524,861), Callable 04/15/2013 (c)(e)(g)	8.500%	04/15/2016	483,000
300,000	Stoneridge, Inc. (Acquired 09/24/2010 and 10/01/2010, Cost $250,000 and $51,900, respectively) (c)(e)(g)	9.500%	10/15/2017	306,000
275,000	Tenneco Inc., Callable 12/15/2015	6.875%	12/15/2020	266,750
50,000	Tenneco Inc., Callable 08/15/2014	7.750%	08/15/2018	50,250
225,000	Tower Automotive, Inc. (Acquired 08/13/2010 and 10/20/2010, Cost $146,036 and $79,397, respectively) (c)(e)(g)	10.625%	09/01/2017	222,750
775,000	UCI International, Inc., Callable 02/15/2015	8.625%	02/15/2019	717,844
				9,788,019
BUILDING MATERIALS: 0.9%
75,000	American Standard Cos. (Acquired 01/13/2011, Cost $75,000), Callable 01/15/2013 (c)(e)(f)(g)	10.750%	01/15/2016	57,000
450,000	Associated Materials LLC, Callable 11/01/2013	9.125%	11/01/2017	364,500
275,000	Building Materials Corp. (Acquired 04/26/2011 and 09/14/2011, Cost $173,436 and $97,013, respectively), Callable 05/01/2016 (c)(e)(g)	6.750%	05/01/2021	261,250
100,000	Building Materials Corp. (Acquired 03/09/2010, Cost $99,135) (c)(e)(g)	7.500%	03/15/2020	100,000
525,000	Interline Brands, Inc., Callable 11/15/2013	7.000%	11/15/2018	513,188
500,000	Masonite International Corp. (Acquired 04/08/2011 - 06/22/2011, Aggregate Cost $501,698), Callable 04/15/2015 (b)(c)(e)(g)	8.250%	04/15/2021	451,250
775,000	Norcraft Holdings, Callable 12/15/2012	10.500%	12/15/2015	707,188
450,000	Nortek Inc. (Acquired 04/12/2011, Cost $450,000), Callable 04/15/2016 (c)(e)(g)	8.500%	04/15/2021	362,250
400,000	Nortek Inc. (Acquired 11/18/2010 and 06/16/2011, Cost $200,000 and $199,500, respectively), Callable 12/01/2014 (c)(e)(g)	10.000%	12/01/2018	370,000
525,000	Ply Gem Industries, Inc., Callable 02/15/2014	8.250%	02/15/2018	427,875
				3,614,501
CHEMICALS: 1.7%
250,000	Compass Minerals International, Inc.	8.000%	06/01/2019	261,250
2,000,000	EuroChem Mineral & Chemical Co. (b)	7.875%	03/21/2012	2,009,560
275,000	Ferro Corp.	7.875%	08/15/2018	275,000
550,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia	8.875%	02/01/2018	453,750
325,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia, Callable 11/15/2015	9.000%	11/15/2020	238,063
475,000	Huntsman International LLC	5.500%	06/30/2016	442,938
150,000	Huntsman International LLC	8.625%	03/15/2020	145,875
250,000	Huntsman International LLC	8.625%	03/15/2021	239,375
200,000	Koppers Inc.	7.875%	12/01/2019	207,500
550,000	Momentive Performance Materials Inc., Callable 01/15/2016	9.000%	01/15/2021	376,750
550,000	Nalco Co.(Acquired 12/09/2010, Cost $550,000) (c)(e)(g)	6.625%	01/15/2019	602,250
450,000	OMNOVA Solutions Inc., Callable 11/01/2014	7.875%	11/01/2018	364,500
400,000	Oxea Finance (Acquired 07/09/2010 - 09/15/2011, Aggregate Cost $403,803) (b)(c)(e)(g)	9.500%	07/15/2017	389,000
100,000	Solutia, Inc.	7.875%	03/15/2020	105,250
450,000	Solutia, Inc.	8.750%	11/01/2017	479,250
175,000	Vertellus Specialties, Inc. (Acquired 09/27/2010 and 09/28/2010, Cost $100,000 and $77,029, respectively) (c)(e)(g)	9.375%	10/01/2015	153,125
				6,743,436
CONSTRUCTION MACHINERY: 0.4%
125,000	Case New Holland Inc.	7.875%	12/01/2017	133,125
250,000	RSC Equipment Rental Inc., Callable 02/01/2016	8.250%	02/01/2021	216,250
425,000	RSC Equipment Rental Inc.(Acquired 07/13/2009 - 09/15/2009, Aggregate Cost $441,711) (c)(e)(g)	10.000%	07/15/2017	446,250
100,000	RSC Equipment Rental Inc.	10.250%	11/15/2019	98,000
725,000	United Rentals North America	8.375%	09/15/2020	665,188
				1,558,813
CONSUMER PRODUCTS: 1.9%
400,000	Central Garden and Pet Co.	8.250%	03/01/2018	382,000
550,000	Easton-Bell Sports, Inc., Callable 12/01/2012	9.750%	12/01/2016	574,750
500,000	Grupo Famsa S.A.B de C.V., Callable 07/20/2013 (b)	11.000%	07/20/2015	492,500
500,000	Jarden Corp.	7.500%	05/01/2017	510,000
200,000	Jarden Corp.	8.000%	05/01/2016	211,250
360,000	Libbey Glass Inc., Callable 08/15/2012	10.000%	02/15/2015	377,100
1,000,000	Metalloinvest Finance Ltd. (b)	6.500%	07/21/2016	850,000
550,000	Prestige Brands, Inc.	8.250%	04/01/2018	561,000
250,000	Scotts Miracle-Gro Co./The (Acquired 12/13/2010, Cost $250,000) (c)(e)(g)	6.625%	12/15/2020	245,000
1,000,000	Sealy Mattress Co.	8.250%	06/15/2014	942,500
174,000	Sealy Mattress Co.(Acquired 07/13/2009 and 09/03/2009, Cost $103,212 and $79,358, respectively) (c)(e)(g)	10.875%	04/15/2016	183,570
750,000	Simmons Bedding Co. (Acquired 02/02/2010 - 08/19/2011, Aggregate Cost $792,896) (c)(e)(g)	11.250%	07/15/2015	773,437
175,000	Spectrum Brands Inc.	9.500%	06/15/2018	186,375
557,030	Spectrum Brands Inc.	12.000%	08/28/2019	602,984
1,000,000	Visant Corp., Callable 10/01/2013	10.000%	10/01/2017	925,000
				7,817,466
DIVERSIFIED MANUFACTURING/OPERATIONS: 0.6%
1,100,000	Dubai Holding Commercial Operations Ltd. (b)	6.000%	02/01/2017	1,175,012
3,000,000	TID Global Sukuk I Ltd. (b)(f)	2.210%	03/20/2012	1,200,000
				2,375,012
ENERGY: 3.4%
400,000	Alliance Oil Co. Ltd. (b)	9.875%	03/11/2015	368,000
1,000,000	Altus Capital Pte Ltd., Callable 02/10/2013 (b)	12.875%	02/10/2015	988,065
625,000	ATP Oil & Gas Corp., Callable 05/01/2013	11.875%	05/01/2015	435,156
400,000	Basic Energy Services	7.125%	04/15/2016	380,000
325,000	Basic Energy Services (Acquired 02/03/2011 and 06/08/2011, Cost $125,000 and $201,973, respectively), Callable 02/15/2015 (c)(e)(g)	7.750%	02/15/2019	308,750
75,000	Berry Petroleum Co., Callable 11/01/2015	6.750%	11/01/2020	71,625
100,000	Brigham Exploration Co., Callable 06/01/2015	6.875%	06/01/2019	97,500
675,000	Chaparral Energy, Inc., Callable 10/01/2015	9.875%	10/01/2020	675,000
750,000	CHC Helicopter SA (Acquired 09/22/2010 - 04/06/2011, Aggregate Cost $748,856) (b)(c)(e)(g)	9.250%	10/15/2020	637,500
100,000	Chesapeake Energy Corp.	6.875%	08/15/2018	103,000
375,000	Chesapeake Energy Corp.	9.500%	02/15/2015	422,813
600,000	Cie Generale de Geophysique (Acquired 05/25/2011, Cost $579,112), Callable 06/01/2016 (b)(c)(e)(g)	6.500%	06/01/2021	540,000
200,000	Cie Generale de Geophysique (b)	7.750%	05/15/2017	197,000
75,000	Cie Generale de Geophysique (b)	9.500%	05/15/2016	76,875
500,000	Coffeyville Resources (Acquired 03/25/2010 - 01/28/2011, Aggregate Cost $512,669), Callable 04/01/2013 (c)(e)(g)	10.875%	04/01/2017	557,500
275,000	Complete Production Services	8.000%	12/15/2016	275,000
400,000	Comstock Resources, Inc., Callable 04/01/2015	7.750%	04/01/2019	374,000
250,000	Concho Resources Inc., Callable 01/15/2016	7.000%	01/15/2021	248,750
175,000	Copano Energy LLC / Finance Co., Callable 04/01/2016	7.125%	04/01/2021	171,063
75,000	Denbury Resources Inc.	6.375%	08/15/2021	72,750
375,000	Denbury Resources Inc.	8.250%	02/15/2020	393,750
75,000	Denbury Resources Inc.	9.750%	03/01/2016	81,000
500,000	EXCO Resources, Inc., Callable 09/15/2014	7.500%	09/15/2018	440,000
475,000	Forbes Energy Services Ltd. (Acquired 05/24/2011, Cost $475,000), Callable 06/15/2015 (c)(e)(g)	9.000%	06/15/2019	439,375
250,000	Linn Energy LLC/Finance Corp.	7.750%	02/01/2021	250,000
400,000	Linn Energy LLC/Finance Corp.	8.625%	04/15/2020	412,000
1,000,000	MIE Holdings Corp., Callable 05/12/2014 (b)	9.750%	05/12/2016	770,000
425,000	PHI, Inc., Callable 10/15/2014	8.625%	10/15/2018	418,625
350,000	Plains Exploration & Production Co.	7.750%	06/15/2015	360,500
1,000,000	Sea Trucks Group (b)(f)	10.000%	01/31/2015	945,000
150,000	SESI, LLC (Acquired 04/20/2011, Cost $150,000), Callable 05/01/2015 (c)(e)(g)	6.375%	05/01/2019	144,750
475,000	W&T Offshore, Inc.(Acquired 06/03/2011, Cost $475,000), Callable 06/15/2015 (c)(e)(g)	8.500%	06/15/2019	460,750
1,000,000	Winsway Coking Coal Holding Ltd., Callable 04/08/2014 (b)	8.500%	04/08/2016	680,000
1,000,000	Zhaikmunai LLP, Callable 10/19/2013 (b)	10.500%	10/19/2015	878,750
				13,674,847
ENTERTAINMENT: 0.5%
625,000	Cedar Fair LP	9.125%	08/01/2018	645,313
375,000	Cinemark USA Inc., Callable 06/15/2016	7.375%	06/15/2021	354,375
500,000	Cinemark USA Inc.	8.625%	06/15/2019	515,000
475,000	Regal Cinemas Corp.	8.625%	07/15/2019	483,313
				1,998,001
FINANCIAL INSTITUTIONS/SERVICES: 3.6%
475,000	Ally Financial Inc.	4.500%	02/11/2014	434,625
100,000	Ally Financial Inc.	6.250%	12/01/2017	87,111
550,000	Ally Financial Inc.	7.000%	02/01/2012	553,438
225,000	Ally Financial Inc.	7.500%	09/15/2020	203,625
450,000	Ally Financial Inc.	8.000%	03/15/2020	416,529
1,100,000	Ally Financial Inc.	8.300%	02/12/2015	1,087,625
3,000,000	Astana Finance USD (b)(f)	9.000%	11/16/2011	330,000
1,000,000	Banco BMG (b)	8.000%	04/15/2018	899,165
1,000,000	Banco Curzeiro Do Sul SA (b)	8.250%	01/20/2016	902,500
325,000	CIT Group, Inc.(Acquired 03/23/2011, Cost $325,000) (c)(e)(g)	6.625%	04/01/2018	323,375
2,925,000	CIT Group, Inc.(Acquired 07/13/2011 - 08/10/2011, Aggregated Cost $2,922,407), Callable 01/01/2012 (c)(e)(g)	7.000%	05/02/2017	2,837,249
1,000,000	First Ukrainian International Bank (b)	11.000%	12/31/2014	878,000
225,000	International Lease Finance Corp.	6.250%	05/15/2019	195,568
225,000	International Lease Finance Corp.	8.625%	09/15/2015	223,313
1,050,000	International Lease Finance Corp.	8.750%	03/15/2017	1,055,249
475,000	International Lease Finance Corp.	8.875%	09/01/2017	477,375
900,000	MBIA Inc.	5.700%	12/01/2034	532,010
1,225,000	Nuveen Investments Inc.	10.500%	11/15/2015	1,130,062
901,842	NDR Finance Plc (a)(b)(f)	8.000%	06/22/2017	721,474
1,000,000	Oschadbank (b)	8.250%	03/10/2016	790,000
500,000	Renaissance Capital LLC (b)	13.000%	04/01/2013	470,000
				14,548,293
FOOD & BEVERAGE: 2.1%
725,000	Aramark Corp.	8.500%	02/01/2015	734,063
825,000	Aramark Corp. (Acquired 04/04/2011 - 08/03/2011, Aggregate Cost $833,479), Callable 05/01/2012 (c)(e)(g)	8.625%	05/01/2016	812,625
1,000,000	Avangardo Investments (b)	10.000%	10/29/2015	780,000
225,000	B & G Foods Inc.	7.625%	01/15/2018	232,313
275,000	Darling International Inc., Callable 12/15/2014	8.500%	12/15/2018	296,313
600,000	Dean Foods Co.	7.000%	06/01/2016	565,500
575,000	Dean Foods Co., Callable 12/15/2014	9.750%	12/15/2018	582,187
400,000	Del Monte Foods Co. (Acquired 02/01/2011 and 03/08/2011, Cost $125,000 and $279,902, respectively), Callable 02/15/2014 (c)(e)(g)	7.625%	02/15/2019	338,000
1,000,000	Fufeng Group Ltd., Callable 04/13/2014 (b)	7.625%	04/13/2016	700,000
1,150,000	Michael Foods Inc.	9.750%	07/15/2018	1,187,375
1,000,000	Myria Agro Holding PLC (b)	10.950%	03/30/2016	827,210
250,000	Pinnacle Foods Finance LLC, Callable 09/01/2013	8.250%	09/01/2017	243,750
425,000	Pinnacle Foods Finance LLC, Callable 04/01/2012	9.250%	04/01/2015	421,812
200,000	Pinnacle Foods Finance LLC	10.625%	04/01/2017	200,500
800,000	U.S. Foodservice, Inc. (Acquired 05/06/2011 - 08/04/2011, Aggregate Cost $798,372), Callable 06/30/2014 (c)(e)(g)	8.500%	06/30/2019	722,000
				8,643,648
GAMING: 1.5%
430,000	American Casino & Entertainment	11.000%	06/15/2014	416,025
775,000	Great Canadian Gaming Corp.(Acquired 07/08/2009 - 04/12/2011, Aggregate Cost $761,942) (b)(c)(e)(g)	7.250%	02/15/2015	775,000
900,000	Harrahs Entertainment Inc.	11.250%	06/01/2017	907,875
650,000	Jacobs Entertainment, Inc.	9.750%	06/15/2014	635,375
1,000,000	MGM Mirage Inc.	7.500%	06/01/2016	867,500
250,000	MGM Mirage Inc.	11.125%	11/15/2017	274,375
125,000	MGM Mirage Inc.	11.375%	03/01/2018	125,000
200,000	Peninsula Gaming LLC, Callable 08/15/2012	8.375%	08/15/2015	199,000
475,000	Peninsula Gaming LLC	10.750%	08/15/2017	458,375
275,000	Penn National Gaming Inc.	8.750%	08/15/2019	291,500
200,000	San Pasqual Casino (Acquired 09/21/2009, Cost $195,712) (c)(e)(g)	8.000%	09/15/2013	195,500
325,000	Seminole Indian Tribe of Florida (Acquired 11/03/2010 and 01/12/2011, Cost $75,000 and $263,727, respectively), Callable 10/01/2013 (c)(e)(g)	7.750%	10/01/2017	326,625
275,000	Seminole Indian Tribe of Florida (Acquired 11/19/2009, Cost $254,251) (c)(e)(g)	7.804%	10/01/2020	273,625
400,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (Acquired 04/12/2011 - 05/04/2011, Aggregate Cost $410,161), Callable 10/15/2013 (c)(e)(g)	8.625%	04/15/2016	394,000
				6,139,775
HEALTH CARE: 3.3%
375,000	Alere Inc., Callable 02/01/2013	7.875%	02/01/2016	354,375
425,000	Alere Inc., Callable 05/15/2013	9.000%	05/15/2016	405,875
525,000	Bausch & Lomb Inc., Callable 11/28/2011	9.875%	11/01/2015	526,313
1,275,000	Biomet Inc.	11.625%	10/15/2017	1,322,812
875,000	CDRT Merger Sub Inc. (Acquired 05/13/2011 - 09/21/2011, Aggregate Cost $874,900), Callable 06/01/2014 (c)(e)(g)	8.125%	06/01/2019	809,375
375,000	CRC Health Corp.	10.750%	02/01/2016	370,313
325,000	DJO Finance LLC (c)(g)	7.750%	04/15/2018	277,875
150,000	DJO Finance LLC (Acquired 04/04/2011, Cost $158,492), Callable 10/15/2013 (c)(e)(g)	9.750%	10/15/2017	125,250
425,000	ExamWorks Group, Inc. (Acquired 07/14/2011 and 08/04/2011, Cost $400,000 and $24,688, respectively), Callable 07/15/2015 (c)(e)(g)	9.000%	07/15/2019	397,375
825,000	HCA Holdings Inc.(Acquired 11/10/2010 - 07/25/2011, Aggregate Cost $850,183), Callable 11/15/2015 (c)(e)(g)	7.750%	05/15/2021	773,438
150,000	HCA Inc.	6.500%	02/15/2020	146,625
1,350,000	HCA Inc.	7.500%	02/15/2022	1,245,375
350,000	HCA Inc.	7.875%	02/15/2020	362,250
425,000	Iasis Healthcare Corp. (Acquired 04/27/2011, Cost $421,927), Callable 05/15/2014 (c)(e)(g)	8.375%	05/15/2019	344,250
450,000	inVentiv Health, Inc.(Acquired 06/30/2011, Cost $428,140), Callable 08/15/2014 (c)(e)(g)	10.000%	08/15/2018	396,000
850,000	Multiplan, Inc.(Acquired 08/12/2010 - 03/04/2011, Aggregate Cost $877,618) (c)(e)(g)	9.875%	09/01/2018	841,500
96,000	Omnicare Inc.	6.875%	12/15/2015	99,420
475,000	Omnicare Inc.	7.750%	06/01/2020	484,500
70,000	Rotech Healthcare Inc., Callable 03/15/2015	10.500%	03/15/2018	56,525
160,000	Rotech Healthcare Inc., Callable 04/15/2013	10.750%	10/15/2015	160,800
625,000	United Surgical Partners	9.250%	05/01/2017	625,000
425,000	Universal Hospital Services, Inc. (Acquired 06/14/2011, Cost $433,970), Callable 06/01/2012 (c)(e)(g)	8.500%	06/01/2015	413,844
550,000	Universal Hospital Services, Inc.	8.500%	06/01/2015	535,562
900,000	Vanguard Health Holdings LLC/ Inc.	8.000%	02/01/2018	825,750
450,000	Ventas Realty LP	6.500%	06/01/2016	463,126
1,079,531	VWR Funding Inc.	10.250%	07/15/2015	1,068,736
				13,432,264
INDUSTRIALS: 1.9%
375,000	American Tire Distributors Inc., Callable 06/01/2013	9.750%	06/01/2017	371,250
100,000	Amsted Industries (Acquired 03/12/2010, Cost $99,280) (c)(e)(g)	8.125%	03/15/2018	103,500
125,000	Atkore International Inc.(Acquired 12/15/2010, Cost $125,000), Callable 01/01/2014 (c)(e)(g)	9.875%	01/01/2018	113,125
250,000	Belden Inc., Callable 06/15/2014	9.250%	06/15/2019	270,000
425,000	Cleaver-Brooks Inc.(Acquired 04/21/2010 - 03/04/2011, Aggregate Cost $433,998) (c)(e)(g)	12.250%	05/01/2016	408,000
400,000	Dynacast International LLC (Acquired 07/12/2011 - 08/04/2011, Aggregate Cost $405,463), Callable 07/15/2015 (c)(e)(g)	9.250%	07/15/2019	362,000
500,000	General Cable Corp.	7.125%	04/01/2017	500,000
425,000	Giant Funding Corp. (Acquired 01/12/2011 - 02/11/2011, Aggregate Cost $436,730), Callable 02/01/2014 (c)(e)(g)	8.250%	02/01/2018	425,000
175,000	Hillman Group Inc. (Acquired 03/11/2011, Cost $190,343), Callable 06/01/2014 (c)(e)(g)	10.875%	06/01/2018	173,250
325,000	Hillman Group Inc., Callable 06/01/2014	10.875%	06/01/2018	321,750
275,000	International Wire Group (Acquired 04/20/2010 and 07/21/2010, Cost $247,595 and $25,103, respectively) (c)(e)(g)	9.750%	04/15/2015	270,188
2,000,000	Interpipe Ukraine (b)(f)	10.250%	08/02/2017	1,720,000
625,000	Knowledge Learning Center (Acquired 07/21/2009 - 05/24/2011, Aggregate Cost $616,621) (c)(e)(g)	7.750%	02/01/2015	593,750
475,000	Maxim Crane Works LP (Acquired 03/31/2010 - 05/04/2011, Aggregate Cost $477,300) (c)(e)(g)	12.250%	04/15/2015	408,500
500,000	Mueller Water Products Inc.	7.375%	06/01/2017	390,000
275,000	Mueller Water Products Inc., Callable 09/01/2015	8.750%	09/01/2020	270,875
625,000	RBS Global & Rexnord Corp.	8.500%	05/01/2018	598,437
325,000	SPX Corp.	7.625%	12/15/2014	347,750
275,000	Thermon Industries, Inc., Callable 05/01/2014	9.500%	05/01/2017	286,000
				7,933,375
MEDIA - CABLE: 0.4%
100,000	Cequel Communications Holdings (Acquired 01/13/2011, Cost $102,664), Callable 11/15/2012 (c)(e)(g)	8.625%	11/15/2017	99,000
150,000	Charter Communications Holdings II (Acquired 01/19/2011, Cost $149,250), Callable 01/15/2014 (c)(e)(g)	7.000%	01/15/2019	145,125
350,000	Charter Communications Holdings II, Callable 01/15/2014	7.000%	01/15/2019	339,500
400,000	Charter Communications Holdings II, Callable 04/30/2013	7.875%	04/30/2018	407,000
50,000	Charter Communications Holdings II, Callable 04/30/2015	8.125%	04/30/2020	52,000
525,000	Insight Communications (Acquired 06/30/2010 - 02/11/2011, Aggregate Cost $552,804) (c)(e)(g)	9.375%	07/15/2018	588,000
				1,630,625
MEDIA - NON-CABLE: 2.7%
750,000	Clear Channel Communications, Inc., Callable 03/01/2016	9.000%	03/01/2021	556,874
625,000	Clear Channel Worldwide	9.250%	12/15/2017	638,687
525,000	Crown Media Holdings, Inc. (Acquired 06/29/2011 - 07/15/2011, Aggregate Cost $536,979), Callable 07/15/2015 (c)(e)(g)	10.500%	07/15/2019	519,750
625,000	Cumulus Media Inc. (Acquired 04/29/2011 - 07/25/2011, Aggregate Cost $621,127), Callable 05/01/2015 (c)(e)(g)	7.750%	05/01/2019	526,563
375,000	Entravision Communications Corp., Callable 08/01/2013	8.750%	08/01/2017	351,563
550,000	Fox Acquisition Sub LLC (Acquired 07/29/2009 - 04/19/2011, Aggregate Cost $496,962) (c)(e)(g)	13.375%	07/15/2016	577,500
625,000	Houghton Mifflin Harcourt Publishing Co. (Acquired 05/13/2011, Cost $625,000), Callable 06/01/2015 (c)(e)(g)	10.500%	06/01/2019	443,750
200,000	Intelsat Bermuda Ltd., Callable 02/15/2013 (b)	11.500%	02/04/2017	172,000
350,000	Intelsat Jackson Holdings (Acquired 03/22/2011, Cost $350,000), Callable 04/01/2015 (b)(c)(e)(g)	7.250%	04/01/2019	324,625
225,000	Intelsat Jackson Holdings (Acquired 03/22/2011, Cost $225,000), Callable 04/01/2016 (b)(c)(e)(g)	7.500%	04/01/2021	209,250
375,000	Intelsat Jackson Holdings (b)	8.500%	11/01/2019	366,563
1,325,000	Intelsat Jackson Holdings, Callable 11/28/2011 (b)	11.250%	06/15/2016	1,351,500
450,000	Lamar Media Corp.	6.625%	08/15/2015	442,125
175,000	MDC Partners Inc. (Acquired 04/14/2011, Cost $193,002), Callable 11/01/2013 (b)(c)(e)(g)	11.000%	11/01/2016	187,250
675,000	MDC Partners Inc., Callable 11/01/2013 (b)	11.000%	11/01/2016	728,999
275,000	Nexstar Broadcasting Group, Inc., Callable 04/15/2014	8.875%	04/15/2017	271,563
375,000	Nexstar Broadcasting Inc.	7.000%	01/15/2014	356,250
300,000	Nielsen Finance LLC, Callable 10/15/2014	7.750%	10/15/2018	306,000
325,000	Proquest LLC (Acquired 09/16/2010 - 10/04/2010, Aggregate Cost $327,114) (c)(e)(g)	9.000%	10/15/2018	298,188
175,000	Quebecor Media, Inc. (b)	7.750%	03/15/2016	174,563
425,000	Rainbow Media Holdings LLC (Acquired 06/22/2011 and 07/13/2011, Cost $150,000 and $286,533, respectively), Callable 07/15/2016 (c)(e)(g)	7.750%	07/15/2021	435,625
475,000	SGS International Inc.	12.000%	12/15/2013	473,813
675,000	SSI Investments II/ Co. LLC, Callable 06/01/2014	11.125%	06/01/2018	671,625
750,000	XM Satellite Radio Inc.(Acquired 10/13/2010 and 08/11/2011, Cost $350,000 and $403,987, respectively), Callable 11/01/2014 (c)(e)(g)	7.625%	11/01/2018	757,499
				11,142,125
METALS & MINING: 0.0%
300,000	Aquilex Holdings/ Aquilex Finance, Callable 12/15/2013	11.125%	12/15/2016	132,000

PACKAGING: 1.3%
550,000	Ardagh Packaging Finance Plc (Acquired 09/30/2010 - 06/21/2011, Aggregate Cost $556,136) (b)(c)(e)(g)	9.125%	10/15/2020	495,000
225,000	Berry Plastics Corp.	9.500%	05/15/2018	191,250
350,000	Bway Holding Co.	10.000%	06/15/2018	367,500
527,942	Bway Parent Co. Inc., Callable 11/01/2012	10.125%	11/01/2015	509,464
400,000	Graham Packaging Co. LP, Callable 01/01/2014	8.250%	01/01/2017	402,500
400,000	Greif Inc.	7.750%	08/01/2019	416,000
500,000	Packaging Dynamics Corp. (Acquired 01/25/2011 - 02/18/2011, Aggregate Cost $508,604), Callable 02/01/2013 (c)(e)(g)	8.750%	02/01/2016	490,000
100,000	Reynolds Group (Acquired 10/06/2010, Cost $100,000) (c)(e)(g)	7.125%	04/15/2019	93,000
400,000	Reynolds Group (Acquired 01/27/2011 - 08/15/2011, Aggregate Cost $371,626), Callable 02/15/2016 (c)(e)(g)	8.250%	02/15/2021	316,000
275,000	Reynolds Group (Acquired 04/28/2010 and 09/20/2010, Cost $150,000 and $122,147, respectively) (a)(c)(e)(g)	8.500%	05/15/2018	232,375
450,000	Reynolds Group (Acquired 10/29/2009 - 11/18/2009, Aggregate Cost $449,326) (c)(e)(g)	8.750%	10/15/2016	451,125
675,000	Reynolds Group (Acquired 10/06/2010 - 06/14/2011, Aggregate Cost $693,432), Callable 10/15/2014 (c)(e)(g)	9.000%	04/15/2019	573,750
300,000	Reynolds Group (Acquired 07/26/2011, Cost $306,175), Callable 08/15/2015 (c)(e)(g)	9.875%	08/15/2019	264,000
500,000	Sealed Air Corp. (Acquired 09/16/2011 - 09/21/2011, Aggregate Cost $511,063), Callable 09/15/2016 (c)(e)(g)	8.375%	09/15/2021	505,000
				5,306,964
PAPER: 0.4%
75,000	Cascades, Inc. (b)	7.875%	01/15/2020	70,500
150,000	Clearwater Paper Corp., Callable 11/01/2014	7.125%	11/01/2018	148,875
450,000	Graphic Packaging International Corp.	9.500%	06/15/2017	481,500
525,000	Longview Fibre Paper & Packaging Inc.(Acquired 05/17/2011 - 08/11/2011, Aggregate Cost $524,236), Callable 06/01/2013 (c)(e)(g)	8.000%	06/01/2016	509,250
350,000	Rock-Tenn Co.	9.250%	03/15/2016	372,750
				1,582,875
REAL ESTATE: 0.8%
1,000,000	Bio City Development (f)	8.000%	06/23/2018	1,000,000
500,000	Evergrande Real Estate Group Ltd. (b)	13.000%	01/27/2015	335,000
2,428,200	Lessiron Commercial Ltd. (b)(f)	12.000%	03/20/2011	704,178
500,000	Renhe Commercial Holdings Co. Ltd (b)	13.000%	03/10/2016	374,240
1,000,000	Yuksel Insaat (b)	9.500%	11/10/2015	840,000
				3,253,418
RESTAURANTS: 0.5%
1,125,000	DineEquity, Inc. Callable 10/30/2014	9.500%	10/30/2018	1,116,563
750,000	NPC International Inc.	9.500%	05/01/2014	736,875
				1,853,438
RETAILERS: 1.6%
400,000	Academy Ltd./Academy Finance Corp. (Acquired 07/25/2011 - 08/09/2011, Aggregate Cost $406,251), Callable 08/01/2014 (c)(e)(g)	9.250%	08/01/2019	372,000
425,000	Dollar General Corp.	11.875%	07/15/2017	469,625
275,000	Express LLC/Express Finance	8.750%	03/01/2018	288,750
700,000	Gymboree Corp./The, Callable 12/01/2014	9.125%	12/01/2018	518,000
350,000	Limited Brands Inc.	8.500%	06/15/2019	395,500
850,000	Needle Merger Corp. (Acquired 03/03/2011 - 09/21/2011, Aggregate Cost $850,847), Callable 03/15/2014 (c)(e)(g)	8.125%	03/15/2019	739,500
600,000	Penske Auto Group Inc., Callable 12/15/2014	7.750%	12/15/2016	594,000
825,000	PETCO Animal Supplies Stores, Inc. (Acquired 11/19/2010 - 02/14/2011, Aggregate Cost $855,346), Callable 12/01/2013 (c)(e)(g)	9.250%	12/01/2018	825,000
150,000	QVC Inc.(Acquired 03/17/2010, Cost $150,000) (c)(e)(g)	7.125%	04/15/2017	156,750
425,000	QVC Inc.(Acquired 09/22/2009 and 09/24/2009, Cost $122,847 and $300,650, respectively), Callable 12/01/2013 (c)(e)(g)	7.500%	10/01/2019	452,625
625,000	Sally Holdings LLC	10.500%	11/15/2016	645,312
275,000	Yankee Candle Co., Inc./The	8.500%	02/15/2015	264,000
625,000	Yankee Candle Co., Inc./The	9.750%	02/15/2017	576,563
400,000	Yankee Candle Co., Inc./The, Callable 02/15/2012	10.250%	02/15/2016	340,000
				6,637,625
SERVICES: 0.4%
700,000	Garda World Security Corp.(Acquired 03/08/2010 - 02/11/2011, Aggregate Cost $724,871) (b)(c)(e)(g)	9.750%	03/15/2017	714,000
300,000	Reliance Intermediate Holdings (Acquired 07/23/2009 and 08/06/2009, Cost $143,859 and $147,750, respectively), Callable 12/15/2014 (b)(c)(e)(g)	9.500%	12/15/2019	315,000
775,000	West Corp., Callable 11/15/2014	7.875%	01/15/2019	728,500
75,000	West Corp., Callable 10/01/2014	8.625%	10/01/2018	72,938
				1,830,438
SOVEREIGN: 0.2%
1,000,000	City Of Kyiv (b)	9.375%	07/11/2016	815,000

TECHNOLOGY: 4.5%
400,000	Advanced Micro Devices, Inc., Callable 12/15/2013	7.750%	08/01/2020	392,000
350,000	Advanced Micro Devices, Inc.	8.125%	12/15/2017	350,000
625,000	Allen Systems Group, Inc.(Acquired 11/12/2010 - 02/07/2011, Aggregate Cost $634,932) (c)(e)(g)	10.500%	11/15/2016	568,750
600,000	Aspect Software Inc., Callable 06/15/2014	10.625%	05/15/2017	603,000
425,000	Audatex North America Inc. (Acquired 06/10/2011 and 07/07/2011, Cost $300,000 and $127,744, respectively), Callable 06/15/2014 (c)(e)(g)	6.750%	06/15/2018	421,813
1,225,000	CDW LLC / CDW Finance (Acquired 03/29/2011 and 07/15/2011, Cost $1,050,000 and $174,125, respectively), Callable 04/01/2015 (c)(e)(g)	8.500%	04/01/2019	1,077,999
150,000	CDW LLC / CDW Finance, Callable 10/15/2012	12.535%	10/12/2017	143,250
125,000	Ceridian Corp., Callable 11/15/2011	11.250%	11/15/2015	103,125
800,000	CommScope, Inc. (c)(g)	8.250%	01/15/2019	779,999
600,000	Compucom Systems Inc.(Acquired 07/20/2009 - 06/14/2011, Aggregate Cost $579,759) (c)(e)(g)	12.500%	10/01/2015	603,000
775,000	Eagle Parent Inc. (c)(g)	8.625%	05/01/2019	701,375
50,000	Fidelity National Information Services, Inc., Callable 07/15/2013	7.625%	07/15/2017	52,000
400,000	Fidelity National Information Services, Inc., Callable 07/15/2014	7.875%	07/15/2020	416,000
650,000	First American Corp./The (Acquired 05/13/2011 and 06/10/2011, Cost $475,000 and $173,250, respectively), Callable 06/01/2016 (c)(e)(g)	7.250%	06/01/2021	583,375
450,000	First Data Corp. (Acquired 07/13/2011 - 08/10/2011, Aggregate Cost $421,640), Callable 01/15/2016 (c)(e)(g)	8.250%	01/15/2021	355,500
350,000	First Data Corp. (Acquired 07/21/2011 and 07/25/2011, Cost $196,750 and $147,938, respectively), Callable 01/15/2016 (c)(e)(g)	8.750%	01/15/2022	276,500
675,000	Freescale Semiconductor, Inc.(Acquired 04/07/2010 - 04/11/2011, Aggregate Cost $691,249) (c)(e)(g)	9.250%	04/15/2018	693,563
525,000	Freescale Semiconductor, Inc.	10.750%	08/01/2020	525,000
675,000	GXS Worldwide Inc.	9.750%	06/15/2015	648,000
625,000	iGATE Corp. (Acquired 04/14/2011, Cost $625,000), Callable 05/01/2014 (c)(e)(g)	9.000%	05/01/2016	581,250
775,000	Interactive Data Corp., Callable 08/01/2014	10.250%	08/01/2018	833,125
300,000	Iron Mountain Inc., Callable 10/01/2015	7.750%	10/01/2019	297,750
500,000	Kemet Corp., Callable 05/01/2014	10.500%	05/01/2018	525,000
550,000	Lawson Software (Acquired 06/30/2011 - 07/25/2011, Aggregate Cost $518,601), Callable 07/15/2015 (c)(e)(g)	11.500%	07/15/2018	489,500
775,000	Lender Processing Services, Callable 07/01/2012	8.125%	07/01/2016	728,500
450,000	Magnachip Semiconductor S.A, Callable 04/15/2014. (b)	10.500%	04/15/2018	474,750
150,000	Seagate HDD Cayman, Callable 05/01/2015 (b)	6.875%	05/01/2020	138,000
175,000	Seagate HDD Cayman (Acquired 05/04/2011, Cost $175,000), Callable 05/01/2016 (b)(c)(e)(g)	7.000%	11/01/2021	161,000
250,000	Seagate HDD Cayman (Acquired 12/08/2010, Cost $250,000), Callable 12/15/2014 (b)(c)(e)(g)	7.750%	12/15/2018	245,000
375,000	Seagate Technology HDD Holdings (b)	6.800%	10/01/2016	373,125
425,000	Serena Software, Inc.	10.375%	03/15/2016	433,500
475,000	Sitel LLC/ Sitel Finance Corp., Callable 04/01/2014	11.500%	04/01/2018	375,250
550,000	Spansion LLC (Acquired 11/04/2010 - 01/28/2011, Aggregate Cost $550,346), Callable 11/15/2013 (c)(e)(g)	7.875%	11/15/2017	539,000
64,000	SS&C Technologies Inc.	11.750%	12/01/2013	64,640
450,000	Stream Global Services Inc.	11.250%	10/01/2014	460,125
50,000	Sungard Data Systems Inc., Callable 11/15/2013	7.375%	11/15/2018	46,500
100,000	Sungard Data Systems Inc., Callable 11/15/2015	7.625%	11/15/2020	93,000
600,000	Sungard Data Systems Inc.	10.250%	08/15/2015	606,000
825,000	Syniverse Holdings, Inc.(Acquired 12/16/2010 - 08/10/2011, Aggregate Cost $859,924), Callable 01/15/2015 (c)(e)(g)	9.125%	01/15/2019	808,500
550,000	Trans Union LLC, Callable 06/15/2014	11.375%	06/15/2018	598,125
175,000	Viasystems, Inc.(Acquired 11/10/2009 and 07/14/2010, Cost $121,785 and $53,472, respectively) (c)(e)(g)	12.000%	01/15/2015	187,250
				18,353,139
TELECOMMUNICATIONS: 0.4%
200,000	Level 3 Escrow Inc. (Acquired 05/25/2011 and 07/14/2011, Cost $99,264 and $98,545, respectively), Callable 07/01/2015 (c)(e)(g)	8.125%	07/01/2019	176,750
1,000,000	VimpelCom Holdings BV (b)	7.504%	03/01/2022	805,000
475,000	Windstream Corp., Callable 09/01/2014	8.125%	09/01/2018	478,563
				1,460,313
TRANSPORTATION: 0.7%
350,000	Avis Budget Car Rental LLC, Callable 10/15/2014	8.250%	01/15/2019	320,250
525,000	Avis Budget Car Rental LLC	9.625%	03/15/2018	519,750
600,000	Hertz Corp., Callable 04/15/2015	6.750%	04/15/2019	544,500
175,000	Hertz Corp.	7.500%	10/15/2018	167,125
30,000	Hertz Corp.	8.875%	01/01/2014	30,000
1,000,000	HSBC Bank Plc for Intercity (b)	10.000%	05/29/2012	1,272,758
				2,854,383
UTILITY - ELECTRIC: 0.5%
450,000	Edison Mission Energy	7.000%	05/15/2017	267,750
225,000	Energy Future Intermediate Holding Co. LLC	10.000%	12/01/2020	219,375
150,000	NRG Energy Inc. (Acquired 01/11/2011, Cost $150,000) (c)(e)(g)	7.625%	01/15/2018	139,500
500,000	NRG Energy Inc. (Acquired 05/10/2011 and 06/15/2011, Cost $150,000 and $343,196, respectively), Callable 05/15/2014 (c)(e)(g)	7.625%	05/15/2019	455,000
275,000	NRG Energy Inc. (Acquired 05/10/2011, Cost $275,000), Callable 05/15/2016 (c)(e)(g)	7.875%	05/15/2021	251,625
300,000	NRG Energy Inc.	8.250%	09/01/2020	283,500
525,000	Texas Competitive Electric Holdings Co. LLC	10.250%	11/01/2015	196,875
100,000	Texas Competitive Electric Holdings Co. LLC (Acquired 04/14/2011, Cost $99,295), Callable 04/01/2016 (c)(e)(g)	11.500%	10/01/2020	80,000
				1,893,625
UTILITY - NATURAL GAS: 0.9%
700,000	Crosstex Energy/ Crosstex Energy Finance	8.875%	02/15/2018	717,500
1,050,000	Energy Transfer Equity LP	7.500%	10/15/2020	1,078,875
125,000	Ferrellgas LP, Callable 05/01/2016	6.500%	05/01/2021	106,250
350,000	Holly Energy Partners LP	6.250%	03/01/2015	345,625
150,000	Holly Energy Partners LP, Callable 03/15/2014	8.250%	03/15/2018	156,750
150,000	Inergy LP, Callable 08/01/2016	6.875%	08/01/2021	136,500
100,000	Inergy LP	7.000%	10/01/2018	94,000
357,000	Inergy LP	8.750%	03/01/2015	364,140
125,000	Regency Energy Partners LP, Callable 12/01/2014	6.875%	12/01/2018	128,750
350,000	Regency Energy Partners LP, Callable 06/01/2013	9.375%	06/01/2016	378,875
				3,507,265
WIRELESS COMMUNICATIONS: 1.3%
450,000	Digicel Group Ltd.(Acquired 11/23/2009 - 07/21/2011, Aggregate Cost $462,528) (b)(c)(e)(g)	8.250%	09/01/2017	423,000
475,000	Digicel Group Ltd.(Acquired 07/09/2009 - 07/24/2009, Aggregate Cost $428,067) (b)(c)(e)(g)	8.875%	01/15/2015	448,875
450,000	Digicel Group Ltd.(Acquired 07/09/2009 - 01/05/2010, Aggregate Cost $470,577) (b)(c)(e)(g)	12.000%	04/01/2014	492,750
550,000	MetroPCS Wireless, Inc., Callable 11/01/2015	6.625%	11/15/2020	484,000
550,000	MetroPCS Wireless, Inc.	7.875%	09/01/2018	533,500
1,075,000	Nextel Communications, Inc.	7.375%	08/01/2015	1,018,562
1,400,000	Sprint Capital Corp.	6.900%	05/01/2019	1,203,999
450,000	Sprint Nextel Corp.	8.375%	08/15/2017	418,500
225,000	TW Telecom Holdings Inc.	8.000%	03/01/2018	234,000
				5,257,186
TOTAL CORPORATE BONDS
	(Cost $177,140,452)			167,517,307
ASSET BACKED SECURITY: 8.7%
35,280,848	BT SPE, LLC	9.250%	06/06/2016	35,280,848
TOTAL ASSET BACKED SECURITY
	(Cost $35,280,848)			35,280,848

FOREIGN GOVERNMENT AGENCY ISSUE: 0.2%
1,000,000	Ghana Government Bond (b)(f)	14.000%	07/27/2016	955,100
Total Foreign Government Agency Issue
	(Cost $1,000,000)			955,100
MORTGAGE BACKED SECURITY: 0.2%
1,000,000	Sea Lane (a)	14.281%	02/12/2016	986,470
Total Mortgage Backed Security
	(Cost $1,000,000)			986,470
LOANS: 31.6% (a)
AEROSPACE: 0.8%
336,313	AM General Corporation	3.259%	09/30/2013	305,204
20,745	AM General Corporation	4.551%	09/30/2012	18,853
536,740	Dae Aviation Holdings, Inc.	5.260%	07/31/2014	503,194
390,467	Hawker Beechcraft Inc.	10.500%	03/26/2014	335,149
667,875	Huntington Ingalls Industries	2.750%	03/23/2016	637,821
1,036,970	MacAndrews AMG Holdings LLC	5.996%	04/17/2012	985,122
274,861	Sequa Corp.	3.500%	12/03/2014	258,232
277,900	Transdigm Inc.	4.000%	02/14/2017	271,152
				3,314,727
BROADCASTING: 1.8%
126,769	Clear Channel Communications, Inc.	3.889%	01/29/2016	87,851
2,609,305	Clear Channel Communications, Inc.	3.889%	01/29/2016	1,816,135
1,375,000	Cumulus Media, Inc.	6.750%	07/22/2018	1,292,926
75,000	Cumulus Media, Inc.	8.250%	01/22/2019	70,687
75,031	Emmis Communications (d)	0.000%	11/01/2013	69,122
139,807	Entercom Radio LLC	3.375%	06/29/2012	133,166
288,521	Foxco Acquisition, LLC	4.750%	07/13/2015	274,095
979,733	Gray Television, Inc.	3.730%	12/31/2014	931,971
334,163	Hubbard Radio, LLC	5.250%	04/09/2017	320,796
240,000	Hubbard Radio, LLC	8.750%	04/09/2018	233,700
762,422	Radio One	7.500%	03/31/2016	729,478
415,455	Sinclair Broadcasting Group	4.000%	10/29/2016	408,704
193,989	Univision Communications, Inc.	2.239%	09/29/2014	176,045
827,203	Univision Communications, Inc.	4.489%	03/29/2017	694,164
				7,238,840
CABLE/WIRELESS VIDEO: 1.1%
69,100	Bragg Communications	2.823%	08/31/2014	67,200
550,838	Bresnan Communications, LLC	4.500%	12/14/2017	530,181
1,456,014	Charter Communications Operating, LLC	2.739%	07/28/2014	1,379,573
977,619	Insight Midwest Holdings, LLC	2.000%	04/07/2014	957,460
340,688	MCC Iowa	4.500%	10/23/2017	326,777
325,420	Mediacom LLC	5.500%	03/31/2017	317,083
329,175	San Juan Cable, LLC	6.000%	05/31/2017	317,104
525,000	San Juan Cable, LLC	8.840%	06/09/2018	505,313
				4,400,691
CHEMICALS: 1.1%
1,065,000	Ashland, Inc.	3.750%	07/12/2018	1,055,682
300,000	Chemtura Corp.	5.500%	08/16/2016	297,876
127,570	Hexion Specialty Chemicals, Inc.	0.500%	05/05/2013	116,727
235,666	Hexion Specialty Chemicals, Inc.	4.000%	05/05/2015	220,742
99,636	Hexion Specialty Chemicals, Inc.	4.125%	05/05/2015	93,326
247,678	Houghton Chemical Corp.	6.750%	01/30/2016	244,376
160,978	Huntsman International LLC	1.766%	04/21/2014	153,331
115,367	Huntsman International LLC	2.550%	06/30/2016	107,616
234,422	Huntsman International LLC	2.800%	04/19/2017	220,504
185,843	Ineos Group Holdings Plc	7.501%	12/14/2013	184,862
191,255	Ineos Group Holdings Plc	8.001%	12/16/2014	191,201
326,700	Nalco Co.	4.500%	09/30/2017	324,537
99,250	OMNOVA Solutions Inc.	5.750%	04/25/2017	95,694
704,675	Styron LLC	6.000%	08/02/2017	632,709
498,744	Univar, Inc.(d)	0.000%	07/02/2017	466,699
				4,405,882
CONSUMER NON-DURABLES: 0.2%
480,853	Revlon Consumer Products	5.750%	11/19/2017	464,623
329,175	Warnaco, Inc.	5.000%	06/30/2018	320,946
				785,569
DIVERSIFIED MEDIA: 2.4%
747,071	Affinion Group Inc.	5.000%	04/19/2016	678,124
613,463	AMC Entertainment Inc.	4.000%	12/22/2018	595,059
385,181	Carmike Cinemas Inc.	5.500%	01/27/2016	375,070
250,745	Catalina Marketing Corp.	2.989%	10/01/2014	235,858
735,517	Getty Images, Inc.	5.250%	11/04/2016	728,625
994,429	Harland Clark Holdings	2.869%	06/30/2014	834,077
1,005,405	IMG World Wide Inc.(f)	5.500%	06/16/2016	960,161
730,407	Instant Web Inc.	3.614%	08/07/2014	657,366
497,500	Kasima, LLC	5.000%	03/31/2017	477,600
132,566	Lamar Media Corp.	4.250%	10/29/2016	130,743
248,619	Live Nation, Inc.	4.500%	11/06/2016	240,434
196,597	Media General Inc.	5.069%	03/29/2013	159,243
91,771	Merrill Corp.	7.500%	12/22/2012	88,043
537,680	Nielsen Finance LLC	3.976%	05/02/2016	517,517
959,325	Summit Entertainment LLC	7.500%	09/07/2016	932,943
1,860,338	Village Roadshow Films, Ltd.(f)	5.500%	05/27/2015	1,818,481
318,400	Weather Channel, Inc./ The	4.250%	02/11/2017	313,813
				9,743,157
ENERGY: 2.2%
784,076	Aventine Renewable Energy Holdings, Inc.(f)	10.500%	12/20/2015	700,964
543,158	Big West Oil, LLC	7.000%	03/31/2016	539,084
95,000	Buffalo Gulf Coast Terminals LLC (d)	0.000%	09/23/2017	95,000
469,125	CITGO Petroleum Corp.	8.000%	06/24/2015	470,581
203,250	EnergySolutions, LLC	6.250%	08/12/2016	199,185
1,990,831	Glenn Pool Oil & Gas Trust	4.500%	06/01/2016	1,960,968
1,705,000	MEG Energy Corp.	4.000%	03/16/2018	1,667,558
2,346,909	Obsidian Natural Gas Trust	7.000%	11/02/2016	2,346,910
1,019,875	Western Refining, Inc.	7.500%	03/15/2017	1,010,400
				8,990,650
FINANCIALS: 3.4%
200,431	American Capital Holdings, Inc.	7.500%	12/31/2013	196,423
1,000,000	Arcapita Bank BSC (f)	5.030%	04/15/2012	900,000
1,288,102	Asurion Corp.	5.500%	05/20/2018	1,212,297
395,000	Asurion Corp.	9.000%	05/20/2019	374,855
615,724	BNY ConvergEx Group, LLX	5.250%	12/30/2016	608,539
265,000	BNY ConvergEx Group, LLX	8.750%	12/30/2017	263,233
299,575	CNO Financial Group	6.250%	09/30/2016	296,280
695,577	Delos Aircraft Inc.	7.000%	03/15/2016	692,676
464,423	International Lease Finance Corp.	6.750%	03/15/2015	461,869
2,946,104	iStar Financial Inc.	5.000%	06/28/2013	2,839,838
940,000	iStar Financial Inc.	7.000%	06/30/2014	884,540
2,000,000	JSC BTA Bank	2.250%	09/30/2012	1,400,000
159,100	Nuveen Investments Inc.	3.369%	11/13/2014	145,179
185,900	Nuveen Investments Inc.	5.869%	05/13/2017	171,678
2,365,000	Springleaf Finance Funding Co.	5.500%	05/10/2017	2,043,360
490,000	USI Holdings Corp.	7.000%	05/05/2014	467,132
900,000	Virtu Financial LLC	7.500%	07/07/2016	879,003
				13,836,902
FOOD & DRUG: 0.2%
937,924	Dunkin Finance Corp.	4.000%	11/23/2017	906,284

FOOD & TOBACCO: 0.7%
238,200	Burger King Corp.	4.500%	10/19/2016	229,455
344,588	Dean Foods Co.	1.870%	04/02/2014	323,912
224,438	Del Monte Corp.	4.500%	02/16/2018	208,166
773,063	JBS USA LLC	4.250%	05/25/2018	744,072
1,250,000	Valinor Public Ltd. (f)	9.790%	12/20/2013	1,250,000
188,565	Windsor Quality Food Co., Ltd.	5.000%	02/14/2017	181,730
				2,937,335
FOREST PRODUCTS/CONTAINERS: 0.5%
84,652	Anchor Glass Container Corp.	6.250%	02/25/2016	83,647
338,300	Reynolds Group Holdings, Inc.	6.500%	02/10/2018	327,664
580,000	Reynolds Group Holdings, Inc.	6.500%	07/27/2018	561,956
748,125	Rock-Tenn Co.	3.500%	03/28/2018	741,458
180,000	Sealed Air Corp.(d)	0.000%	09/23/2018	179,899
				1,894,624
GAMING/LEISURE: 1.5%
393,025	Ameristar Casinos, Inc.	4.000%	04/14/2018	379,230
172,645	CCM Merger, Inc.	7.000%	03/01/2017	167,365
723,592	Cedar Fair-Canada (b)	4.000%	12/15/2017	711,949
580,000	Harrahs Entertainment Inc.	3.253%	01/28/2015	482,051
402,480	Harrahs Entertainment Inc.	9.500%	10/01/2016	389,830
197,495	Las Vegas Sands	1.740%	05/23/2014	188,189
292,776	Las Vegas Sands	2.740%	11/23/2015	271,998
1,005,188	Las Vegas Sands	2.740%	11/23/2016	933,850
1,086,908	MGM Mirage Inc.	7.000%	02/21/2014	1,022,237
202,531	MGM Mirage Inc.	7.000%	05/21/2015	190,481
451,356	SeaWorld Parks & Entertainment, Inc.	4.000%	08/14/2017	437,553
188,064	Seminole Indian Tribe of Florida	1.875%	03/05/2014	177,250
175,261	Venetian Macao Limited	4.740%	05/25/2012	173,849
303,423	Venetian Macao Limited	4.740%	05/25/2013	300,978
				5,826,810
HEALTH CARE: 4.3%
705,700	Ardent Health Services LLC	6.500%	09/14/2015	682,527
679,863	Axcan Intermediate Holdings, Inc.	5.500%	02/09/2017	600,659
218,860	Biomet Inc.	3.358%	03/25/2015	208,589
215,000	Capsugel Holdings Inc.	5.250%	07/27/2018	211,046
1,203,892	Carestream Health Holdings, Inc.	5.000%	02/25/2017	1,006,923
97,668	Community Health Systems, Inc.	2.569%	07/25/2014	91,173
1,902,210	Community Health Systems, Inc.	3.799%	07/25/2014	1,775,713
477,126	Community Health Systems, Inc.	3.819%	01/25/2017	432,992
397,000	ConvaTec Healthcare	5.750%	12/22/2016	378,143
339,993	CRC Health Corp.	4.869%	11/16/2015	307,694
376,864	DaVita Inc.	4.500%	10/20/2016	371,682
1,138,516	Drumm Investors LLC	5.000%	04/28/2018	993,355
643,714	Endo Pharmaceutical Holdings Inc.	4.000%	06/21/2018	639,426
553,613	Grifols, Inc.	6.000%	10/01/2017	542,441
500,000	HCA, Inc.(d)	0.000%	03/31/2017	469,625
1,105,000	HCA, Inc.	3.619%	05/01/2018	1,036,081
253,583	Health Management Associates, Inc.	2.119%	02/28/2014	238,122
1,323,350	Iasis Healthcare Corp.	5.000%	05/17/2018	1,236,009
728,175	INC Research, Inc.	7.000%	07/11/2018	689,341
238,601	inVentiv Health, Inc.	6.500%	08/04/2016	226,940
504,808	Multiplan Inc.	4.750%	07/16/2017	476,624
2,877,788	Royalty Pharma	4.000%	05/01/2018	2,847,802
896,088	Universal Health Services, Inc.	4.000%	11/15/2016	867,601
299,250	Valitas Health Services, Inc.	5.750%	05/19/2017	288,776
296,269	Vanguard Health Systems	5.000%	01/15/2016	287,677
721,375	Warner Chilcott	4.250%	03/16/2018	700,656
				17,607,617
HOUSING: 1.7%
347,464	Armstrong World Industries, Inc.	4.000%	03/08/2018	337,475
2,785,712	Capital Automotive LP	5.000%	03/10/2017	2,651,663
1,142,138	CB Richard Ellis Services, Inc.	3.489%	03/05/2018	1,087,178
2,453,850	CB Richard Ellis Services, Inc.	5.750%	09/04/2019	2,337,292
363,025	Goodman Global Group, Inc.	5.750%	10/28/2016	358,262
100,000	Goodman Global Group, Inc.	9.000%	10/28/2017	100,050
				6,871,920
INFORMATION TECHNOLOGY: 2.0%
547,310	Airvana Network Solutions, Inc.	10.000%	03/26/2015	548,224
321,917	Avaya Inc.	3.064%	12/10/2014	289,484
124,375	Booz Allen Hamilton Inc.	4.000%	07/31/2017	123,323
394,094	CDW LLC	4.250%	07/15/2017	349,759
282,582	Cinedigm Digital Funding I	5.250%	04/21/2016	268,453
293,525	Commscope, Inc.	5.000%	01/15/2018	287,473
394,013	DG FastChannel, Inc.	5.750%	07/22/2018	388,102
974,000	Dupont Fabros Technology LP	10.789%	12/02/2014	959,389
254,363	Eagle Parent, Inc.	5.000%	05/16/2018	236,982
93,463	First Data Corp.	2.985%	09/24/2014	81,021
165,000	Flexera Software LLC (d)	0.000%	09/30/2017	165,000
452,642	Flextronics International Ltd.	2.472%	10/01/2012	447,211
1,014,376	Freescale Semiconductor, Inc.	4.472%	12/01/2016	926,459
636,800	Interactive Data Corp.	4.500%	02/11/2018	608,602
797,256	MSCI, Inc.	3.750%	03/14/2017	790,877
498,747	NDS Treasury (Americas), LLC	4.000%	03/12/2018	473,396
197,066	Network Solutions LLC	2.506%	03/07/2014	194,110
237,500	Presidio, Inc.	7.250%	03/31/2017	229,188
290,000	Rovi Solutions Corp.	2.870%	02/04/2015	285,288
288,550	Rovi Solutions Corp.	4.000%	02/04/2018	283,500
333,325	Trans Union LLC	4.750%	02/10/2018	324,553
				8,260,394
MANUFACTURING: 0.4%
267,368	Alliance Laundry Systems, LLC	6.750%	09/23/2016	263,358
816,313	Allison Transmission, Inc.	2.980%	08/07/2014	768,102
431,269	Frac Tech International	6.250%	05/06/2016	421,759
105,013	Metokote Corp.	9.000%	11/27/2011	103,788
				1,557,007
MEDIA/TELECOM: 0.1%
342,720	Atlantic Broadband Finance, LLC	4.000%	03/08/2016	324,145

METALS/MINERALS: 0.8%
179,175	American Rock Salt Co. LLC	5.500%	04/19/2017	170,553
460,350	Fairmount Minerals, Ltd.	5.250%	03/11/2017	452,294
1,563,188	Novelis Inc.	3.750%	03/10/2017	1,518,246
1,321,688	Walter Energy Corp.	4.000%	03/04/2018	1,273,776
				3,414,869
RETAIL: 0.7%
134,301	Collective Brands, Inc.	3.042%	08/01/2014	129,488
110,980	Dollar General Corp.	3.225%	07/04/2014	109,882
496,250	Gymboree Corp.	5.000%	04/11/2018	441,246
660,013	Leslie's Poolmart, Inc.	4.500%	11/30/2017	622,610
138,865	Michaels Stores, Inc.	2.625%	10/31/2013	132,523
500,000	PETCO Animal Supplies Stores, Inc.	4.500%	11/24/2017	472,125
838,500	Pilot Travel Centers LLC	4.250%	03/30/2018	825,570
				2,733,444
SERVICES: 0.7%
239,400	Acosta, Inc.	4.750%	02/14/2018	228,029
462,724	Aramark Corp.	2.244%	01/27/2014	446,066
37,276	Aramark Corp.	4.000%	01/27/2014	35,934
285,000	Avis Budget Car Rental, LLC (d)	0.000%	09/21/2018	283,099
482,526	Harbor Freight Tools USA, Inc.	6.500%	12/22/2017	475,288
627,692	Moneygram Payment Systems Worldwide, Inc.	5.500%	05/01/2017	606,244
428,015	Sedgwick CMS Holdings, Inc.	5.000%	12/31/2016	404,974
288,075	Vertafore, Inc.	5.250%	07/29/2016	276,710
200,000	Vertafore, Inc.	9.750%	10/27/2017	191,334
				2,947,678
TELECOMMUNICATIONS: 1.9%
385,000	Consolidated Communications Inc.	2.740%	12/29/2014	346,500
543,125	Integra Telecom	9.250%	04/15/2015	512,167
450,000	Intelsat Jackson Holdings (b)	3.246%	02/01/2014	418,874
2,493,750	Intelsat Jackson Holdings (b)	5.250%	03/17/2018	2,375,297
3,080,000	Level 3 Communications, Inc.(d)	0.000%	09/01/2018	2,915,743
766,486	LightSquared	12.000%	09/30/2014	373,933
687,022	Paetec Holdings Corp.	5.000%	04/21/2018	680,152
250,000	Telx Group, Inc.(d)	0.000%	09/22/2017	237,918
				7,860,584
TRANSPORTATION: 1.2%
3,000,000	A'ayan Leasing (f)	3.350%	04/13/2011	1,080,000
150,000	Autoparts Holdings Ltd.	6.500%	07/31/2017	149,250
433,913	Chrysler Group, LLC	6.000%	05/19/2017	377,196
1,000,000	Delphi Corp.	3.500%	03/31/2017	986,249
233,825	Hertz Corp.	3.750%	03/04/2018	221,608
507,450	HHI Holdings LLC	7.750%	03/18/2017	482,078
457,892	Pinafore, LLC	4.250%	09/29/2016	448,450
456,550	Remy International	6.250%	12/17/2016	438,859
370,313	Tenneco Inc.	4.739%	06/03/2016	366,609
418,335	TI Automotive Ltd.	9.500%	08/17/2016	416,243
				4,966,542
UTILITY: 1.6%
1,493,123	AES Corp.	4.250%	05/25/2018	1,457,930
610,000	Astoria Generating Co. Acquisitions, LLC	4.010%	08/23/2013	472,750
965,150	Calpine Corp.	4.500%	03/04/2018	906,428
84,788	Calpine Corp.	4.500%	04/01/2018	79,642
226,459	Equipower Resources Holdings LLC	5.750%	01/26/2018	219,099
500,000	FirstLight Power Resources, Inc.	4.750%	05/01/2014	453,500
987,525	NRG Energy, Inc.	4.000%	06/10/2018	963,657
543,638	SemGroup Corp.	5.750%	06/08/2018	540,919
59,241	TPF Generation Holdings, LLC	0.269%	12/15/2011	55,665
188,979	TPF Generation Holdings, LLC	0.269%	12/15/2013	177,572
314,876	TPF Generation Holdings, LLC	2.369%	12/15/2013	295,870
375,000	TPF Generation Holdings, LLC	4.619%	12/13/2014	336,094
1,109,899	TXU Energy Co. LLC	4.772%	10/10/2017	738,605
				6,697,731
WIRELESS COMMUNICATIONS: 0.3%
748,119	MetroPCS Wireless, Inc.	4.000%	03/15/2018	715,576
374,564	Syniverse Holdings, Inc.	5.250%	12/21/2017	368,009
				1,083,585

TOTAL LOANS (Cost $133,478,450)				128,606,987

Shares
WARRANTS - 0.6%
Financial Services - 0.3%
560,000	Alliance Bank JSC (b)(f)			335,704
1,270,300	Alliance Bank JSC (b)(c)(f)			761,522
				1,097,226
Sovereign - 0.3%
42,000,000	Republic of Argentina (b)			1,438,288
Total Warrants
	(Cost $2,773,913)			2,535,514

SHORT TERM INVESTMENTS: 15.2%
Money Market Investments: 15.2%
206,269	Fidelity Institutional Money Market Portfolio, 0.12% (h)			206,269
61,780,596	First American Government Obligations Fund, 0.00% (h)			61,780,596
TOTAL SHORT TERM INVESTMENTS
	(Cost $61,986,865)			61,986,865
TOTAL INVESTMENTS
	(Cost $412,660,528), 97.7%			397,869,091
Other Assets in Excess of Liabilities, 2.3%				9,529,329
TOTAL NET ASSETS, 100.0%				$407,398,420

(a)	Variable Rate.
(b)	Foreign security.
(c)	144A Security..
(d)	Non-income Producing.
(e)	Restricted.
(f)	Illiquid.
(g)	Private Placement.
(h)	7-Day Yield.

Rochdale Fixed Income Opportunities Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Aerospace / Defense	$-	$1,739,438	$-	$1,739,438
Automotive	-	9,788,019	-	9,788,019
Building Materials	-	3,614,501	-	3,614,501
Chemicals	-	6,743,436	-	6,743,436
Construction Machinery	-	1,558,813	-	1,558,813
Consumer Products	-	7,817,466	-	7,817,466
Diversified Manufacturing/Operations	-	2,375,012	-	2,375,012
Energy	-	13,674,847	-	13,674,847
Entertainment	-	1,998,001	-	1,998,001
Financial Institutions/Services	-	14,548,293	-	14,548,293
Food & Beverage	-	8,643,648	-	8,643,648
Gaming	-	6,139,775	-	6,139,775
Health Care	-	13,432,264	-	13,432,264
Industrials	-	7,933,375	-	7,933,375
Media - Cable	-	1,630,625	-	1,630,625
Media - Non-Cable	-	11,142,125	-	11,142,125
Metals & Mining	-	132,000	-	132,000
Packaging	-	5,306,964	-	5,306,964
Paper	-	1,582,875	-	1,582,875
Real Estate	-	3,253,418	-	3,253,418
Restaurants	-	1,853,438	-	1,853,438
Retailers	-	6,637,625	-	6,637,625
Services	-	1,830,438	-	1,830,438
Sovereign	-	815,000	-	815,000
Technology	-	18,353,139	-	18,353,139
Telecommunications	-	1,460,313	-	1,460,313
Transportation	-	2,854,383	-	2,854,383
Utility - Electric	-	1,893,625	-	1,893,625
Utility - Natural Gas	-	3,507,265	-	3,507,265
Wireless Communications	-	5,257,186	-	5,257,186
Total Corporate Bonds	-	167,517,307	-	167,517,307

Asset Backed Security	-	35,280,848	-	35,280,848

Foreign Government Agency Issue	-	955,100	-	955,100

Mortgage Backed Security	-	986,470	-	986,470

Loans
Aerospace	-	3,314,727	-	3,314,727
Broadcasting	-	7,238,840	-	7,238,840
Cable/Wireless Video	-	4,400,691	-	4,400,691
Chemicals	-	4,405,882	-	4,405,882
Consumer Non-Durables	-	785,569	-	785,569
Diversified Media	-	9,743,157	-	9,743,157
Energy	-	8,990,650	-	8,990,650
Financials	-	13,836,902	-	13,836,902
Food & Drug	-	906,284	-	906,284
Food & Tobacco	-	2,937,335	-	2,937,335
Forest Products/Containers	-	1,894,624	-	1,894,624
Gaming/Leisure	-	5,826,810	-	5,826,810
Health Care	-	17,607,617	-	17,607,617
Housing	-	6,871,920	-	6,871,920
Information Technology	-	8,260,394	-	8,260,394
Manufacturing	-	1,557,007	-	1,557,007
Media/Telecom	-	324,145	-	324,145
Metals/Minerals	-	3,414,869	-	3,414,869
Retail	-	2,733,444	-	2,733,444
Services	-	2,947,678	-	2,947,678
Telecommunications	-	7,860,584	-	7,860,584
Transportation	-	4,966,542	-	4,966,542
Utility	-	6,697,731	-	6,697,731
Wireless Communications	-	1,083,585	-	1,083,585
Total Loans	-	128,606,987	-	128,606,987

Warrants
Financial Services	-	1,097,226	-	1,097,226
Sovereign	-	1,438,288	-	1,438,288
Total Warrants	-	2,535,514	-	2,535,514

Short Term Investments	61,986,865	-	-	61,986,865

Total Investments in Securities	$61,986,865	$335,882,226	$-	$397,869,091

The cost basis of investments for federal income tax purposes as of September 30, 2011 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$12,229,764	$11,907,841	$4,755,302	$7,515,246
GROSS UNREALIZED APPRECIATION	3,188,351	1,357,405	416,051	289,053
GROSS UNREALIZED DEPRECIATION	(66,328)	(134,836)	(601,856)	(1,138,482)

NET UNREALIZED APPRECIATION/DEPRECIATION	$3,122,023	$1,222,569	$(185,805)	$(849,429)

	Dividend & Income	Intermediate Fixed Income	Fixed Income Opportunities
COST OF INVESTMENTS	$74,122,815	$95,264,802	$412,660,528
GROSS UNREALIZED APPRECIATION	14,665,058	2,412,617	2,711,005
GROSS UNREALIZED DEPRECIATION	(7,937,704)	(1,678,689)	(17,502,442)

NET UNREALIZED APPRECIATION/DEPRECIATION	$6,727,354	$733,928	$(14,791,437)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued and are effective for fiscal years beginning after November 15, 2008.  These standards are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  These standards do not have any impact on the Portfolios’ financial statement disclosures because the Portfolios have not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                  Garrett R. D’Alessandro, President

Date              11/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                  Garrett R. D’Alessandro, President

Date              11/28/11

By (Signature and Title)   /s/ William O’Donnell
                                                   William O’Donnell, Treasurer

Date              11/28/11